UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Esq.

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 - June 30, 2022

Item 1.	Reports to Stockholders.

(a)

Table of Contents

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	10
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	22
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	32
Schedule of Investments	35
Statement of Assets and Liabilities	36
Statement of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	39
ALPS | Red Rocks Global Opportunity Portfolio
Performance Overview	41
Schedule of Investments	45
Statement of Assets and Liabilities	47
Statement of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	50
Notes to Financial Statements	52
Additional Information	62
Approval of Investment Advisory & Sub-Advisory Agreements	64
Liquidity Risk Management Program	70

alpsfunds.com

ALPS Variable Investment Trust

Disclosure of Fund Expenses	June 30, 2022 (Unaudited)

Examples. As a shareholder of one or more portfolios listed on the following pages, (each a “Portfolio” and collectively, the “Portfolios”) you incur only one of two potential types of costs. You do not incur transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2022 and held through June 30, 2022.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2022 - June 30, 2022(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$892.40	0.53%	$2.49
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$891.80	0.78%	$3.66
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$876.40	0.53%	$2.47
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$874.20	0.78%	$3.62
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$860.10	0.53%	$2.44
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$858.60	0.78%	$3.59
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$846.20	0.53%	$2.43
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$844.60	0.78%	$3.57
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91

1 | June 30, 2022

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	June 30, 2022 (Unaudited)

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2022 - June 30, 2022(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$837.20	0.53%	$2.41
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$835.90	0.78%	$3.55
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$1,095.20	0.95%	$4.94
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Class III
Actual Fund Return	$1,000.00	$1,093.00	1.30%	$6.75
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.35	1.30%	$6.51
ALPS | Red Rocks Global Opportunity Portfolio
Class I
Actual Fund Return	$1,000.00	$707.00	1.10%	$4.66
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.34	1.10%	$5.51
Class III
Actual Fund Return	$1,000.00	$705.70	1.45%	$6.13
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.60	1.45%	$7.25

(1)	Annualized based on the Portfolios' expenses from January 1, 2022 through June 30, 2022.
(2)	Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.

2 | June 30, 2022

Morningstar ETF Asset Allocation Series

Performance Overview	June 30, 2022 (Unaudited)

Investment Objectives

The Morningstar Conservative ETF Asset Allocation Portfolio seeks to provide investors with current income and preservation of capital.

The Morningstar Income and Growth ETF Asset Allocation Portfolio seeks to provide investors with current income and capital appreciation.

The Morningstar Balanced ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation and some current income.

The Morningstar Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

Economic & Market Overview

The strong market selloff that started at the beginning of 2022 accelerated into the 2nd quarter and culminated into a significant decline for most global equity and fixed income markets in the year-to-date period ending June 30, 2022. Investors reacted to the negative trends within global economic data, central bank actions, and geopolitical unrest unfolding across select continents. The U.S. labor market remained overly tight with the unemployment rate at 3.6% through the end of June, or hovering around a 50-year low according to the Bureau of Labor Statistics (BLS). Global labor markets continued to show dislocations through the first half of 2022 due to government pandemic policies. As an example, the BLS showed that the U.S. labor force participation rate as of June 2022 is still 1.4% below the pre-Covid reading in February 2020. The labor dislocations have created wage pressure for companies, which is in addition to high raw material costs, increasing interest rates, a high trade-weighted dollar, and slowing sales growth. Given these headwinds for profit margins, analysts have been slow to lower their earnings estimates even though the number of companies issuing negative 2nd quarter and full-year earnings-per-share (EPS) guidance has increased above the 5 and 10-year average. However, the negative EPS guidance is not at record-high or peak levels according to FactSet. JP Morgan reported that S&P 500 operating EPS increased by 70% in 2021, but consensus estimates are down to 8% growth for 2022, which may still be too optimistic.

The Federal Reserve’s (Fed) slow acknowledgement and response to surging inflation in 2021 has created a difficult scenario of removing some of the unprecedented stimulus and liquidity that was injected due to the Covid-19 lockdowns and normalizing interest rates in the face of a potential recession. The Consumer Price Index (CPI) reached a 9.1% annualized rate in June 2022, the highest since 1981. The Fed raised short-term rates in May and June by a combined 1.25%, which brought its benchmark funds rate back to the pre-Covid February 2020 range of 1.5% to 1.75%. As of June 30, 2022, the market is anticipating the Fed to hike another 1.75% by the end of 2022. However, multiple inflation benchmarks, even those that attempt to adjust for subcomponents like food and energy, surged higher in the 2nd quarter of 2022 according to the BLS. Given this, the Fed may be forced to raise rates faster and higher than expected in an effort to convince consumers and investors that they’re able to get inflation under control.

Investors sold risk assets in the first half of 2022, causing the S&P 500 index to decline by 20.0%. Growth stocks declined much further than value stocks during the year-to-date period which historically has been the case when interest-rates are moving higher. The U.S. growth and value style of investing, as represented by the Russell 3000 Growth and Value indexes, lost 28.2% and 13.2% respectively during the first half of 2022. The year-to-date difference between U.S. large cap less small cap was 2.7%, as represented by the Russell Top 200 and Russell 2000 indexes. Both energy related stocks and commodities posted high returns in the first half of 2022.

International developed and emerging markets indexes declined during the first half of 2022. The Morningstar DM ex US index of foreign developed-market stocks lost 19.6% while emerging markets, as represented by the Morningstar EM index, declined 17.0% during the first half of 2022. Chinese equities depressed broader emerging market indexes in the first half of 2022 due to negative government policies that impose greater control over their largest corporations. China’s COVID-19 policies continued to negatively impact global equity prices through disrupting manufacturing and global supply chains. Foreign exchange rates experienced high volatility during the first half of 2022 and represented a material impact on relative index performance. The U.S. dollar meaningfully appreciated relative to most currencies as many foreign investors pursued flight to safety trades into the greenback. The strengthening U.S. dollar caused U.S. based investors to experience a negative currency impact on their international assets during the first half of 2022.

The Fed rate hikes pushed bond yields higher, which caused bond prices to decline during the first half of 2022. The yield on 10-year Treasuries increased from 1.52% at the end of 2021, to 2.98% at the end of the 2nd quarter. The increasing interest rates have a greater impact on longer duration and high growth assets, which is why technology stocks sold off hard along with long-term bonds in the year-to-date period. U.S. Long Government Bonds and U.S. Long Credit, as represented by the Bloomberg U.S. Government Long index and Bloomberg U.S. Long Credit index, declined 21.2% and 21.4% respectively in the first half of 2022. Credit sensitive bonds underperformed similar term Government bonds and the inflation protection embedded within TIPS helped offset the negative rate impact. Credit spreads have widened during 2022, which pushed High Yield Bonds down by 14.2%, as represented by the Bloomberg U.S. Corporate High Yield index. The Russian war continued to drive large dislocations within select commodities like energy, wheat, and precious metals.

3 | June 30, 2022

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2022 (Unaudited)

Portfolio Positioning

The Morningstar ETF Allocation Series Portfolios (the "Portfolios") were reallocated in mid-June of 2022. The reallocation was meant to restructure select foreign equity and U.S. sector positions and realign desired credit and duration risk exposures across the Portfolios.

As part of the reallocation, we further trimmed our tilt to international equites and consolidated our Japan single country ETF into a diversified fundamentally weighted international ETF that maintains Japan as its top country weight. Additionally, we opened a dedicated sector position to Health Care and Energy based on relatively attractive valuations and strong fundamentals. We benefited from our preference for value stocks since they outpaced the growth style by a wide margin in the first half of 2022.

Within fixed income, we modestly reduced our overall credit exposure and repositioned some of the Portfolios' duration across fixed income sectors. We reallocated a portion of the Portfolios' emerging market bond exposure to intermediate term Treasuries and selectively shortened the Portfolios' duration within our TIPS exposure. At the end of June 30, 2022, our portfolio duration was slightly lower relative to our primary benchmark. The higher yields advertised across most fixed income exposures present a more attractive valuation and improved reward for risk tradeoff.

Jared Watts

Portfolio Manager

Important Disclosures

The information, data, analyses and opinions presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, Morningstar Investment Management LLC. has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason. Past performance does not guarantee future results.

Morningstar Investment Management LLC (“Morningstar Investment Management”) is a registered investment adviser and subsidiary of Morningstar, Inc. Morningstar Investment Management acts as a sub-adviser to ALPS Advisors, Inc. (“ALPS”) by providing recommendations to ALPS regarding asset allocation targets and selection of securities appropriate for the Morningstar ETF Allocation Series. Morningstar Investment Management selects securities for Morningstar ETF Allocation Series from the universe of investments made available through ALPS.

Morningstar Investment Management LLC is not acting in the capacity of adviser to individual clients. Asset allocation target allocations are subject to change without notice. Morningstar Investment Management establishes the allocations using its proprietary asset classifications. If alternative classification methods are used, the allocations may not meet the asset allocation targets. Morningstar Investment Management LLC is not affiliated with ALPS Advisors, Inc.

An investor should consider investment objectives, risks, charges and expenses carefully before investing. To obtain a prospectus for the Morningstar ETF Asset Allocation Series, which contains this and other information, please contact your investment professional. Read the prospectus carefully before investing.

Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. The Morningstar ETF Asset Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

4 | June 30, 2022

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2022 (Unaudited)

An investment in the Portfolios involves risk, including loss of principal. Asset allocation cannot assure a profit nor protect against a loss.

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate and international ETFs. The stocks of smaller companies are subject to above-average market price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

ALPS Advisors, Inc. is the investment adviser and Morningstar Investment Management, LLC is the investment sub-adviser to the Portfolio. Morningstar ETF Allocation Series Portfolios are distributed by ALPS Portfolio Solutions Distributor, Inc. ALPS Portfolio Solutions Distributor, Inc. does not distribute the underlying ETF within the portfolios. ALPS and Morningstar Investment Management are unaffiliated entities.

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to investors in the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in accordance with the Portfolios in particular.

ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., and ALPS Fund Services, Inc. are subsidiaries of ALPS Holdings, Inc. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are registered broker-dealers and FINRA Members

5 | June 30, 2022

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2022 (Unaudited)

MORNINGSTAR ETF ASSET ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)	Income & Growth (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)	Growth (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 6 and 7 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

6 | June 30, 2022

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2022 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2022

					Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/29/22†
Portfolio	Six Months	1 Year	5 Year	10 Year	(4/30/07)	Gross	Net
Conservative - Class I	-10.76%	-10.06%	1.52%	2.37%	2.85%	0.75%	0.63%
Conservative - Class II	-10.82%	-10.26%	1.27%	2.12%	2.58%	1.00%	0.88%
Conservative Blended Benchmark (20% Equity)*(a)	-12.75%	-12.05%	2.15%	3.10%	3.67%
Blended Benchmark^(f)	-11.57%	-9.48%	3.14%	3.83%	4.26%
Income & Growth - Class I	-12.36%	-10.98%	2.94%	4.05%	3.55%	0.67%	0.64%
Income & Growth - Class II	-12.58%	-11.27%	2.67%	3.78%	3.29%	0.92%	0.89%
Income & Growth Blended Benchmark (40% Equity)*(b)	-14.94%	-13.11%	3.78%	5.01%	4.62%
Blended Benchmark^(g)	-13.70%	-9.67%	5.30%	6.17%	5.49%
Balanced - Class I	-13.99%	-11.91%	4.04%	5.59%	4.22%	0.65%	0.65%
Balanced - Class II	-14.14%	-12.15%	3.78%	5.33%	3.96%	0.90%	0.90%
Balanced Blended Benchmark (60% Equity)*(c)	-16.90%	-14.01%	5.34%	6.87%	5.42%
Blended Benchmark^(h)	-15.92%	-10.04%	7.38%	8.48%	6.65%
Growth - Class I	-15.38%	-12.62%	5.23%	7.04%	4.64%	0.64%	0.64%
Growth - Class II	-15.54%	-12.78%	4.98%	6.77%	4.37%	0.89%	0.89%
Growth Blended Benchmark (80% Equity)*(d)	-18.56%	-14.64%	6.82%	8.65%	6.04%
Blended Benchmark^(i)	-18.04%	-10.39%	9.38%	10.75%	7.68%
Aggressive Growth - Class I	-16.28%	-13.03%	6.03%	7.86%	4.78%	0.66%	0.65%
Aggressive Growth - Class II	-16.41%	-13.25%	5.76%	7.59%	4.51%	0.91%	0.90%
Aggressive Growth Blended Benchmark (95% Equity)*(e)	-19.76%	-15.04%	7.95%	10.02%	6.49%
Blended Benchmark^(j)	-19.48%	-10.55%	10.84%	12.41%	8.36%

Since each Portfolio does not seek to replicate its respective Blended benchmark*,^, performance results between the Portfolio and each respective benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*	(a) The Conservative Benchmark is a blended benchmark consisting of 14% Russell 3000 TR USD / 6% Morningstar Global Markets ex-US NR Index USD / 58% Bloomberg US Universal TR USD / 12% FTSE WGBI NonUSD USD / 10% ICE BofAML Treasury 3 Month TR Index; (b) The Income and Growth Benchmark is a blended benchmark consisting of 28% Russell 3000 TR USD / 12% Morningstar Global Markets ex-US NR Index USD / 46% Bloomberg US Universal TR USD / 9% FTSE WGBI NonUSD USD / 5% ICE BofAML Treasury 3 Month TR Index; (c) The Balanced Benchmark is a blended benchmark consisting of 42% Russell 3000 TR USD / 18% Morningstar Global Markets ex-US NR Index USD / 32% Bloomberg US Universal TR USD / 6% FTSE WGBI NonUSD USD / 2% ICE BofAML Treasury 3 Month TR Index; (d) The Growth Benchmark is a blended benchmark consisting of 56% Russell 3000 TR USD / 24% Morningstar Global Markets ex-US NR Index USD / 15% Bloomberg US Universal TR USD / 3% FTSE WGBI NonUSD USD / 2% ICE BofAML Treasury 3 Month TR Index; (e) The Aggressive Growth Benchmark is a blended benchmark consisting of 67% Russell 3000 TR USD / 28% Morningstar Global Markets ex-US NR Index USD / 3% Bloomberg US Universal TR USD / 2% ICE BofAML Treasury 3 Month TR Index.

^	Blended Benchmark: (f) Blended benchmark of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index; (g) 40% S&P 500 Index / 55% Bloomberg US Aggregate Bond Index / 5% ICE BofAML Treasury 3 Month TR Index; (h) 60% S&P 500 Index / 38% Bloomberg US Aggregate Bond Index / 2% ICE BofAML Treasury 3 Month TR Index; (i) 80% S&P 500 Index / 20% Bloomberg US Aggregate Bond Index; (j) 95% S&P 500 Index / 5% Bloomberg US Aggregate Bond Index Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® Index reflects the reinvestment of dividends.

†	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of June 30, 2022. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2023. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

7 | June 30, 2022

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2022 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). Morningstar starts the investment process by scouring the globe for opportunities. Instead of tracking closely to an index-defined universe, Morningstar looks broadly, investigating asset classes, sub -asset classes, sectors, and securities in markets around the world. Morningstar applies a valuation analysis supported by in-depth fundamental research to find opportunities that are believed to be attractively priced. Morningstar prefers to invest in ideas that go against the market consensus because the only way to outperform is to be different from what the market has already included in the stock price. Morningstar also looks closely at each asset class’ risk, which can be complex, multifaceted, and vary over time. Morningstar believes that one of the best ways to control for risk is to buy fundamentally strong assets that appear to be underpriced. In-depth valuation analysis and contrarian indicators are the key ways Morningstar generates investment ideas. As valuation-driven investors, Morningstar primarily focuses on price changes relative to fair value through time. Given that markets are dynamic, Morningstar reassesses the portfolio given the changes in investment ideas, aggregate risks, and portfolio exposures. This iterative process reconsiders the opportunity set, with a constant eye on fundamental diversification and portfolio allocations.

MORNINGSTAR ETF ASSET ALLOCATION SERIES STRATEGIC ALLOCATION SUMMARY*

*	As of June 30, 2022.

The table below shows there were no changes in the strategic allocations provided by Morningstar's proprietary asset allocation methodology for the period ended June 30, 2022. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2022.

Asset Classes	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/2022	12/31/21	6/30/2022	12/31/21	6/30/2022	12/31/21	6/30/2022	12/31/21	6/30/2022	12/31/21
U.S. Equity	12.0%	12.0%	24.5%	24.5%	36.0%	36.0%	47.5%	47.5%	57.5%	57.5%
U.S. Bonds	70.5%	70.5%	54.0%	54.0%	35.0%	35.0%	20.0%	20.0%	5.0%	5.0%
Non-U.S. Equity	8.0%	8.0%	15.5%	15.5%	24.0%	24.0%	32.5%	32.5%	37.5%	37.5%
Non-U.S. Bonds	7.5%	7.5%	4.0%	4.0%	3.0%	3.0%	0.0%	0.0%	0.0%	0.0%
Cash Equivalents	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

8 | June 30, 2022

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2022 (Unaudited)

Conservative – Asset Class Allocation#	Income & Growth – Asset Class Allocation#
(as a percentage of net assets)	(as a percentage of net assets)

Balanced – Asset Class Allocation# (as a percentage of net assets)	Growth – Asset Class Allocation# (as a percentage of net assets)

Aggressive Growth – Asset Class Allocation# (as a percentage of net assets)

 #   Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio as of June 30, 2022 and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*    Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2022. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

9 | June 30, 2022

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.07%
iShares - 8.82%
iShares® Broad USD High Yield Corporate Bond ETF	41,568	$1,439,084
iShares® Core S&P 500® ETF	1,660	629,389
iShares® Core S&P® Mid-Cap ETF	2,089	472,594
iShares® JP Morgan USD Emerging Markets Bond ETF	3,800	324,216

Total iShares		2,865,283

Other - 90.25%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	52,192	941,544
Schwab Fundamental Emerging Markets Large Company Index ETF	12,438	322,517
Schwab Fundamental International Large Company Index ETF	33,932	960,615
Schwab US TIPS ETF	20,265	1,130,787
SPDR® Portfolio Intermediate Term Corporate Bond ETF	20,075	655,047
VanEck J. P. Morgan EM Local Currency Bond ETF	33,158	811,708
Vanguard® FTSE Developed Markets ETF	19,562	798,130
Vanguard® Intermediate-Term Corporate Bond ETF	12,299	984,166
Vanguard® Intermediate-Term Treasury ETF	37,773	2,310,197
Vanguard® Long-Term Bond ETF	8,316	662,951
Vanguard® Long-Term Treasury ETF	9,560	670,730
Vanguard® Short-Term Bond ETF	68,279	5,243,144
Vanguard® Short-Term Inflation-Protected Securities ETF	9,718	487,066
Vanguard® Small-Cap Value ETF	2,105	315,371
Vanguard® Total Bond Market ETF	131,333	9,884,122
Vanguard® Total Stock Market ETF	11,676	2,202,327
Vanguard® Value ETF	7,275	959,427

Total Other		29,339,849

Total Exchange Traded Funds
(Cost $34,493,134)		32,205,132
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.16%
State Street Institutional Treasury Plus Money Market Fund	1.446%	376,505	$376,505

Total Short-Term Investments
(Cost $376,505)			376,505

Total Investments - 100.23%
(Total cost $34,869,639)			32,581,637

Liabilities in Excess of Other Assets - (0.23)%			(73,197)

Net Assets - 100.00%			$32,508,440

See Notes to Financial Statements.

10 | June 30, 2022

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.15%
iShares - 12.50%
iShares® Broad USD High Yield Corporate Bond ETF	65,734	$2,275,711
iShares® Core S&P 500® ETF	6,871	2,605,139
iShares® Core S&P® Mid-Cap ETF	10,042	2,271,802

Total iShares		7,152,652

Other - 86.65%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	89,705	1,618,278
Schwab Fundamental Emerging Markets Large Company Index ETF	43,669	1,132,337
Schwab Fundamental International Large Company Index ETF	108,755	3,078,854
Schwab US TIPS ETF	25,620	1,429,596
SPDR® Portfolio Intermediate Term Corporate Bond ETF	26,690	870,895
VanEck J. P. Morgan EM Local Currency Bond ETF	47,270	1,157,170
Vanguard® Consumer Staples ETF	3,188	590,864
Vanguard® FTSE Developed Markets ETF	62,194	2,537,515
Vanguard® Health Care ETF	2,600	612,300
Vanguard® Intermediate-Term Corporate Bond ETF	14,554	1,164,611
Vanguard® Intermediate-Term Treasury ETF	52,468	3,208,943
Vanguard® Long-Term Bond ETF	11,064	882,022
Vanguard® Long-Term Treasury ETF	8,495	596,009
Vanguard® Mid-Cap Value ETF	4,360	564,707
Vanguard® Short-Term Bond ETF	67,827	5,208,435
Vanguard® Small-Cap Value ETF	7,486	1,121,553
Vanguard® Total Bond Market ETF	205,906	15,496,486
Vanguard® Total Stock Market ETF	30,575	5,767,056
Vanguard® Value ETF	19,445	2,564,407

Total Other		49,602,038

Total Exchange Traded Funds
(Cost $57,421,682)		56,754,690
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.42%
State Street Institutional Treasury Plus Money Market Fund	1.446%	239,296	$239,296

Total Short-Term Investments
(Cost $239,296)			239,296

Total Investments - 99.57%
(Total cost $57,660,978)			56,993,986

Other Assets in Excess of Liabilities - 0.43%			247,024

Net Assets - 100.00%			$57,241,010

See Notes to Financial Statements.

11 | June 30, 2022

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.15%
iShares - 17.48%
iShares® Broad USD High Yield Corporate Bond ETF	155,867	$5,396,116
iShares® Core S&P 500® ETF	35,148	13,326,364
iShares® Core S&P® Mid-Cap ETF	30,554	6,912,231
iShares® MSCI EAFE Small-Cap ETF	28,376	1,549,046

Total iShares		27,183,757

Other - 81.67%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	282,316	5,092,981
Schwab Fundamental Emerging Markets Large Company Index ETF	118,256	3,066,378
Schwab Fundamental International Large Company Index ETF	401,809	11,375,213
Schwab US TIPS ETF	41,663	2,324,795
SPDR® Portfolio Intermediate Term Corporate Bond ETF	48,295	1,575,866
VanEck J. P. Morgan EM Local Currency Bond ETF	95,995	2,349,957
Vanguard® Consumer Staples ETF	17,307	3,207,679
Vanguard® Energy ETF	14,555	1,447,786
Vanguard® Financials ETF	19,967	1,541,253
Vanguard® FTSE Developed Markets ETF	243,332	9,927,946
Vanguard® FTSE Emerging Markets ETF	37,148	1,547,214
Vanguard® Health Care ETF	10,555	2,485,702
Vanguard® Intermediate-Term Corporate Bond ETF	29,587	2,367,552
Vanguard® Intermediate-Term Treasury ETF	104,226	6,374,462
Vanguard® Long-Term Bond ETF	20,013	1,595,436
Vanguard® Mid-Cap Value ETF	23,590	3,055,377
Vanguard® Short-Term Bond ETF	51,192	3,931,034
Vanguard® Small-Cap ETF	8,735	1,538,321
Vanguard® Small-Cap Value ETF	30,333	4,544,490
Vanguard® Total Bond Market ETF	411,100	30,939,386
Vanguard® Total Stock Market ETF	99,939	18,850,494
Vanguard® Value ETF	59,295	7,819,825

Total Other		126,959,147

Total Exchange Traded Funds
(Cost $150,650,282)		154,142,904
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.96%
State Street Institutional Treasury Plus Money Market Fund	1.446%	1,488,891	$1,488,891

Total Short-Term Investments
(Cost $1,488,891)			1,488,891

Total Investments - 100.11%
(Total cost $152,139,173)			155,631,795

Liabilities in Excess of Other Assets - (0.11)%			(170,967)

Net Assets - 100.00%			$155,460,828

See Notes to Financial Statements.

12 | June 30, 2022

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.26%
iShares - 17.60%
iShares® Core S&P 500® ETF	58,026	$22,000,558
iShares® Core S&P® Mid-Cap ETF	57,240	12,949,405
iShares® MSCI EAFE Small-Cap ETF	59,736	3,260,988

Total iShares		38,210,951

Other - 82.66%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	400,431	7,223,775
Schwab Fundamental Emerging Markets Large Company Index ETF	207,412	5,378,193
Schwab Fundamental International Large Company Index ETF	721,481	20,425,127
SPDR® Portfolio Intermediate Term Corporate Bond ETF	67,605	2,205,951
Vanguard® Consumer Staples ETF	30,317	5,618,953
Vanguard® Energy ETF	29,685	2,952,767
Vanguard® Financials ETF	42,066	3,247,074
Vanguard® FTSE Developed Markets ETF	553,677	22,590,022
Vanguard® FTSE Emerging Markets ETF	78,112	3,253,365
Vanguard® Health Care ETF	19,740	4,648,770
Vanguard® Intermediate-Term Treasury ETF	109,601	6,703,197
Vanguard® Mid-Cap Value ETF	41,405	5,362,776
Vanguard® Short-Term Bond ETF	28,716	2,205,102
Vanguard® Small-Cap ETF	24,560	4,325,262
Vanguard® Small-Cap Value ETF	49,745	7,452,796
Vanguard® Total Bond Market ETF	369,840	27,834,158
Vanguard® Total Stock Market ETF	185,816	35,048,614
Vanguard® Value ETF	98,492	12,989,125

Total Other		179,465,027

Total Exchange Traded Funds
(Cost $204,473,572)		217,675,978

Total Investments - 100.26%
(Total cost $204,473,572)		217,675,978

Liabilities in Excess of Other Assets - (0.26)%		(564,110)

Net Assets - 100.00%		$217,111,868

See Notes to Financial Statements.

13 | June 30, 2022

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2022 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.12%
iShares - 19.92%
iShares® Core S&P 500® ETF	39,158	$14,846,756
iShares® Core S&P® Mid-Cap ETF	41,926	9,484,919
iShares® MSCI EAFE Small-Cap ETF	48,700	2,658,533

Total iShares		26,990,208

Other - 80.20%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	259,622	4,683,581
Schwab Fundamental Emerging Markets Large Company Index ETF	157,139	4,074,614
Schwab Fundamental International Large Company Index ETF	554,123	15,687,221
Vanguard® Consumer Staples ETF	22,259	4,125,483
Vanguard® Energy ETF	27,110	2,696,632
Vanguard® Financials ETF	34,336	2,650,396
Vanguard® FTSE Developed Markets ETF	399,300	16,291,440
Vanguard® FTSE Emerging Markets ETF	81,281	3,385,354
Vanguard® Health Care ETF	14,995	3,531,322
Vanguard® Intermediate-Term Treasury ETF	22,370	1,368,149
Vanguard® Mid-Cap Value ETF	31,480	4,077,290
Vanguard® Small-Cap ETF	22,893	4,031,686
Vanguard® Small-Cap Value ETF	40,706	6,098,573
Vanguard® Total Bond Market ETF	36,878	2,775,438
Vanguard® Total Stock Market ETF	118,111	22,278,097
Vanguard® Value ETF	82,603	10,893,684

Total Other		108,648,960

Total Exchange Traded Funds
(Cost $126,754,185)		135,639,168

Total Investments - 100.12%
(Total cost $126,754,185)		135,639,168

Liabilities in Excess of Other Assets - (0.12)%		(155,882)

Net Assets - 100.00%		$135,483,286

See Notes to Financial Statements.

14 | June 30, 2022

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of June 30, 2022 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$32,581,637	$56,993,986	$155,631,795	$217,675,978	$135,639,168
Receivable for investments sold	–	333,618	–	–	–
Receivable for shares sold	2,382	3,375	8,673	7,594	9,239
Dividends receivable	567	467	1,503	239	668
Other assets	1,115	2,231	6,073	8,502	5,130
Total Assets	32,585,701	57,333,677	155,648,044	217,692,313	135,654,205

LIABILITIES:

Payable to custodian for overdraft	–	–	–	44,111	35,396
Payable for shares redeemed	15,137	27,697	46,499	348,345	20,940
Payable to advisor	8,236	19,582	57,372	82,016	49,569
Payable for distribution and service fees	5,671	10,663	25,719	24,291	10,333
Payable for audit fees	10,857	10,856	10,853	10,851	10,855
Payable for trustees' fees	122	231	623	885	521
Accrued expenses and other liabilities	37,238	23,638	46,150	69,946	43,305
Total Liabilities	77,261	92,667	187,216	580,445	170,919
Net Assets	$32,508,440	$57,241,010	$155,460,828	$217,111,868	$135,483,286

NET ASSETS CONSIST OF:

Paid-in capital	$33,479,809	$54,260,437	$139,459,848	$185,640,532	$115,195,492
Total distributable earnings/(deficit)	(971,369)	2,980,573	16,000,980	31,471,336	20,287,794
Net Assets	$32,508,440	$57,241,010	$155,460,828	$217,111,868	$135,483,286

Investments, at Cost	$34,869,639	$57,660,978	$152,139,173	$204,473,572	$126,754,185

PRICING OF SHARES:

Class I:
Net Assets	$4,356,433	$6,665,681	$33,290,052	$103,006,799	$84,885,911
Shares of beneficial interest outstanding	426,938	723,324	3,322,884	9,501,123	6,737,165
Net assets value, offering and redemption price per share	$10.20	$9.22	$10.02	$10.84	$12.60

Class II:
Net Assets	$28,152,007	$50,575,329	$122,170,776	$114,105,069	$50,597,375
Shares of beneficial interest outstanding	2,775,876	5,159,265	12,050,196	10,763,901	4,069,015
Net assets value, offering and redemption price per share	$10.14	$9.80	$10.14	$10.60	$12.43

See Notes to Financial Statements.

15 | June 30, 2022

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2022 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$327,831	$614,862	$1,623,707	$2,121,943	$1,294,249
Total Investment Income	327,831	614,862	1,623,707	2,121,943	1,294,249

EXPENSES:
Investment advisor fee	72,983	141,691	380,682	536,702	323,044
12b-1 fees:
Class II	34,742	69,660	166,963	158,260	64,645
Custodian fees	7,673	471	4,602	9,311	5,178
Administration fees	4,120	4,120	4,120	4,120	4,120
Legal fees	1,750	3,309	9,018	12,781	7,518
Audit fees	9,109	9,107	9,104	9,102	9,106
Trustees' fees and expenses	5,024	9,487	25,664	36,085	21,163
Report to shareholder fees	1,157	1,874	4,163	6,382	4,313
Other expenses	6,756	7,985	13,988	17,578	11,997
Total expenses before waiver/reimbursements	143,314	247,704	618,304	790,321	451,084
Less fees waived/reimbursed by investment advisor
Class I	(3,268)	(1,320)	(746)	(343)	(4,052)
Class II	(19,546)	(10,216)	(2,979)	(591)	(2,344)
Total Net Expenses	120,500	236,168	614,579	789,387	444,688
Net Investment Income	207,331	378,694	1,009,128	1,332,556	849,561

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(170,528)	20,149	1,815,211	4,189,559	3,121,594
Net change in unrealized depreciation on investments	(3,918,906)	(8,855,545)	(28,541,095)	(45,267,632)	(29,410,727)
Net Realized and Unrealized Loss on Investments	(4,089,434)	(8,835,396)	(26,725,884)	(41,078,073)	(26,289,133)
Net Decrease in Net Assets Resulting from Operations	$(3,882,103)	$(8,456,702)	$(25,716,756)	$(39,745,517)	$(25,439,572)

See Notes to Financial Statements.

16 | June 30, 2022

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
OPERATIONS:

Net investment income	$207,331	$514,199
Net realized gain/(loss)	(170,528)	1,232,291
Long-term capital gain distributions from other investment companies	–	66,425
Net change in unrealized depreciation	(3,918,906)	(966,397)
Net increase/(decrease) in net assets resulting from operations	(3,882,103)	846,518

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(210,608)
Class II	–	(1,282,046)
Total distributions	–	(1,492,654)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	557,136	1,108,087
Issued to shareholders in reinvestment of distributions	–	210,608
Cost of shares redeemed	(634,985)	(599,106)
Net increase/(decrease) from share transactions	(77,849)	719,589
Class II
Proceeds from sale of shares	11,732,637	7,151,394
Issued to shareholders in reinvestment of distributions	–	1,282,046
Cost of shares redeemed	(10,959,230)	(10,381,756)
Net increase/(decrease) from share transactions	773,407	(1,948,316)

Net decrease in net assets	(3,186,545)	(1,874,863)

NET ASSETS:

Beginning of period	35,694,985	37,569,848
End of period	$32,508,440	$35,694,985

OTHER INFORMATION - SHARES:

Class I
Sold	51,282	94,185
Reinvested	–	18,474
Redeemed	(58,336)	(50,827)
Net increase/(decrease) in shares outstanding	(7,054)	61,832

Class II
Sold	1,124,295	611,586
Reinvested	–	112,956
Redeemed	(1,051,963)	(888,202)
Net increase/(decrease) in shares outstanding	72,332	(163,660)

See Notes to Financial Statements.

17 | June 30, 2022

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
OPERATIONS:

Net investment income	$378,694	$1,017,281
Net realized gain	20,149	2,589,729
Long-term capital gain distributions from other investment companies	–	95,196
Net change in unrealized appreciation/(depreciation)	(8,855,545)	675,914
Net increase/(decrease) in net assets resulting from operations	(8,456,702)	4,378,120

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(367,183)
Class II	–	(2,695,526)
Total distributions	–	(3,062,709)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	539,573	3,582,959
Issued to shareholders in reinvestment of distributions	–	367,183
Cost of shares redeemed	(2,134,614)	(1,119,685)
Net increase/(decrease) from share transactions	(1,595,041)	2,830,457
Class II
Proceeds from sale of shares	2,270,086	4,008,526
Issued to shareholders in reinvestment of distributions	–	2,695,526
Cost of shares redeemed	(5,005,047)	(10,122,161)
Net decrease from share transactions	(2,734,961)	(3,418,109)

Net increase/(decrease) in net assets	(12,786,704)	727,759

NET ASSETS:

Beginning of period	70,027,714	69,299,955
End of period	$57,241,010	$70,027,714

OTHER INFORMATION - SHARES:

Class I
Sold	55,002	338,575
Reinvested	–	35,037
Redeemed	(210,253)	(105,401)
Net increase/(decrease) in shares outstanding	(155,251)	268,211

Class II
Sold	213,713	352,789
Reinvested	–	241,535
Redeemed	(477,730)	(886,480)
Net decrease in shares outstanding	(264,017)	(292,156)

See Notes to Financial Statements.

18 | June 30, 2022

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
OPERATIONS:

Net investment income	$1,009,128	$2,799,899
Net realized gain	1,815,211	7,750,163
Long-term capital gain distributions from other investment companies	–	167,337
Net change in unrealized appreciation/(depreciation)	(28,541,095)	8,108,307
Net increase/(decrease) in net assets resulting from operations	(25,716,756)	18,825,706

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(1,930,779)
Class II	–	(7,500,375)
Total distributions	–	(9,431,154)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,321,918	6,165,569
Issued to shareholders in reinvestment of distributions	–	1,930,779
Cost of shares redeemed	(1,697,532)	(1,842,640)
Net increase from share transactions	624,386	6,253,708
Class II
Proceeds from sale of shares	7,918,327	11,591,867
Issued to shareholders in reinvestment of distributions	–	7,500,375
Cost of shares redeemed	(10,528,677)	(31,028,935)
Net decrease from share transactions	(2,610,350)	(11,936,693)

Net increase/(decrease) in net assets	(27,702,720)	3,711,567

NET ASSETS:

Beginning of period	183,163,548	179,451,981
End of period	$155,460,828	$183,163,548

OTHER INFORMATION - SHARES:

Class I
Sold	211,945	525,056
Reinvested	–	166,878
Redeemed	(154,251)	(156,520)
Net increase in shares outstanding	57,694	535,414

Class II
Sold	710,157	967,011
Reinvested	–	639,418
Redeemed	(952,228)	(2,586,300)
Net decrease in shares outstanding	(242,071)	(979,871)

See Notes to Financial Statements.

19 | June 30, 2022

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
OPERATIONS:

Net investment income	$1,332,556	$3,950,217
Net realized gain	4,189,559	9,645,947
Long-term capital gain distributions from other investment companies	–	124,208
Net change in unrealized appreciation/(depreciation)	(45,267,632)	20,526,135
Net increase/(decrease) in net assets resulting from operations	(39,745,517)	34,246,507

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(5,600,462)
Class II	–	(6,436,501)
Total distributions	–	(12,036,963)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	6,083,725	8,939,593
Issued to shareholders in reinvestment of distributions	–	5,600,462
Cost of shares redeemed	(3,159,771)	(7,438,339)
Net increase from share transactions	2,923,954	7,101,716
Class II
Proceeds from sale of shares	6,529,208	7,566,657
Issued to shareholders in reinvestment of distributions	–	6,436,501
Cost of shares redeemed	(9,372,447)	(20,206,682)
Net decrease from share transactions	(2,843,239)	(6,203,524)

Net increase/(decrease) in net assets	(39,664,802)	23,107,736

NET ASSETS:

Beginning of period	256,776,670	233,668,934
End of period	$217,111,868	$256,776,670

OTHER INFORMATION - SHARES:

Class I
Sold	504,694	695,887
Reinvested	–	440,981
Redeemed	(261,645)	(583,582)
Net increase in shares outstanding	243,049	553,286

Class II
Sold	558,454	600,313
Reinvested	–	517,820
Redeemed	(806,254)	(1,609,469)
Net decrease in shares outstanding	(247,800)	(491,336)

See Notes to Financial Statements.

20 | June 30, 2022

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
OPERATIONS:

Net investment income	$849,561	$2,452,835
Net realized gain	3,121,594	5,602,480
Long-term capital gain distributions from other investment companies	–	15,517
Net change in unrealized appreciation/(depreciation)	(29,410,727)	15,726,107
Net increase/(decrease) in net assets resulting from operations	(25,439,572)	23,796,939

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(3,203,168)
Class II	–	(1,767,852)
Total distributions	–	(4,971,020)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	5,611,441	10,561,142
Issued to shareholders in reinvestment of distributions	–	3,203,168
Cost of shares redeemed	(1,840,681)	(4,186,563)
Net increase from share transactions	3,770,760	9,577,747
Class II
Proceeds from sale of shares	6,534,009	4,854,728
Issued to shareholders in reinvestment of distributions	–	1,767,852
Cost of shares redeemed	(2,931,009)	(11,129,942)
Net increase/(decrease) from share transactions	3,603,000	(4,507,362)

Net increase/(decrease) in net assets	(18,065,812)	23,896,304

NET ASSETS:

Beginning of period	153,549,098	129,652,794
End of period	$135,483,286	$153,549,098

OTHER INFORMATION - SHARES:

Class I
Sold	399,847	715,603
Reinvested	–	215,122
Redeemed	(130,788)	(284,138)
Net increase in shares outstanding	269,059	646,587

Class II
Sold	498,485	333,864
Reinvested	–	120,180
Redeemed	(209,595)	(775,743)
Net increase/(decrease) in shares outstanding	288,890	(321,699)

See Notes to Financial Statements.

21 | June 30, 2022

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.43		$11.65	$11.18	$10.50	$11.16	$10.75
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08		0.19	0.19	0.24	0.25	0.25
Net realized and unrealized gain/(loss) on investments	(1.31)		0.11	0.56	0.78	(0.48)	0.44
Total income/(loss) from investment operations	(1.23)		0.30	0.75	1.02	(0.23)	0.69

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.22)	(0.25)	(0.27)	(0.23)
From net realized gain	–		(0.32)	(0.06)	(0.09)	(0.16)	(0.05)
Total distributions	–		(0.52)	(0.28)	(0.34)	(0.43)	(0.28)
Net increase/(decrease) in net asset value	(1.23)		(0.22)	0.47	0.68	(0.66)	0.41
Net asset value - end of period	$10.20		$11.43	$11.65	$11.18	$10.50	$11.16

Total Return*	(10.76	)%(2)	2.51%	6.80%	9.75%	(2.09)%	6.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,356		$4,959	$4,334	$4,362	$3,891	$3,888
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.67	%(3)	0.65%	0.62%	0.62%	0.59%	0.57%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.48	%(3)	1.65%	1.65%	2.17%	2.24%	2.27%
Portfolio turnover rate	49	%(2)	20%	73%	17%	47%	35%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

22 | June 30, 2022

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.37		$11.59	$11.13	$10.45	$11.11	$10.70
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.16	0.16	0.21	0.22	0.22
Net realized and unrealized gain/(loss) on investments	(1.30)		0.11	0.56	0.78	(0.48)	0.44
Total income/(loss) from investment operations	(1.23)		0.27	0.72	0.99	(0.26)	0.66

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.17)	(0.20)	(0.22)	(0.24)	(0.20)
From net realized gain	–		(0.32)	(0.06)	(0.09)	(0.16)	(0.05)
Total distributions	–		(0.49)	(0.26)	(0.31)	(0.40)	(0.25)
Net increase/(decrease) in net asset value	(1.23)		(0.22)	0.46	0.68	(0.66)	0.41
Net asset value - end of period	$10.14		$11.37	$11.59	$11.13	$10.45	$11.11

Total Return*	(10.82	)%(2)	2.28%	6.49%	9.53%	(2.37)%	6.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$28,152		$30,736	$33,236	$30,346	$29,536	$31,368
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.92	%(3)	0.90%	0.87%	0.87%	0.84%	0.82%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.25	%(3)	1.35%	1.42%	1.90%	1.98%	2.00%
Portfolio turnover rate	49	%(2)	20%	73%	17%	47%	35%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

23 | June 30, 2022

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.52		$10.38	$9.90	$9.19	$10.26	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.20	0.17	0.22	0.22	0.23
Net realized and unrealized gain/(loss) on investments	(1.37)		0.49	0.69	0.99	(0.63)	0.78
Total income/(loss) from investment operations	(1.30)		0.69	0.86	1.21	(0.41)	1.01

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.25)	(0.25)	(0.25)	(0.23)
From net realized gain	–		(0.36)	(0.13)	(0.25)	(0.41)	(0.52)
Total distributions	–		(0.55)	(0.38)	(0.50)	(0.66)	(0.75)
Net increase/(decrease) in net asset value	(1.30)		0.14	0.48	0.71	(1.07)	0.26
Net asset value - end of period	$9.22		$10.52	$10.38	$9.90	$9.19	$10.26

Total Return*	(12.36	)%(2)	6.66%	8.73%	13.19%	(3.99)%	10.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$6,666		$9,245	$6,333	$5,640	$5,126	$5,385
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.57	%(3)	0.56%	0.57%	0.56%	0.54%	0.54%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.39	%(3)	1.85%	1.72%	2.19%	2.18%	2.16%
Portfolio turnover rate	21	%(2)	16%	47%	10%	35%	34%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

24 | June 30, 2022

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.21		$11.02	$10.49	$9.71	$10.80	$10.48
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.06		0.16	0.15	0.20	0.20	0.21
Net realized and unrealized gain/(loss) on investments	(1.47)		0.55	0.73	1.05	(0.66)	0.83
Total income/(loss) from investment operations	(1.41)		0.71	0.88	1.25	(0.46)	1.04

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.22)	(0.22)	(0.22)	(0.20)
From net realized gain	–		(0.36)	(0.13)	(0.25)	(0.41)	(0.52)
Total distributions	–		(0.52)	(0.35)	(0.47)	(0.63)	(0.72)
Net increase/(decrease) in net asset value	(1.41)		0.19	0.53	0.78	(1.09)	0.32
Net asset value - end of period	$9.80		$11.21	$11.02	$10.49	$9.71	$10.80

Total Return*	(12.58	)%(2)	6.47%	8.43%	12.90%	(4.25)%	9.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$50,575		$60,783	$62,967	$66,339	$64,962	$75,371
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.82	%(3)	0.81%	0.81%	0.81%	0.79%	0.79%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.18	%(3)	1.43%	1.42%	1.93%	1.90%	1.88%
Portfolio turnover rate	21	%(2)	16%	47%	10%	35%	34%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

25 | June 30, 2022

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.65		$11.10	$10.50	$9.41	$11.29	$10.78
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08		0.21	0.18	0.23	0.23	0.24
Net realized and unrealized gain/(loss) on investments	(1.71)		1.00	0.80	1.32	(0.89)	1.22
Total income/(loss) from investment operations	(1.63)		1.21	0.98	1.55	(0.66)	1.46

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.24)	(0.25)	(0.25)	(0.22)
From net realized gain	–		(0.47)	(0.14)	(0.21)	(0.97)	(0.73)
Total distributions	–		(0.66)	(0.38)	(0.46)	(1.22)	(0.95)
Net increase/(decrease) in net asset value	(1.63)		0.55	0.60	1.09	(1.88)	0.51
Net asset value - end of period	$10.02		$11.65	$11.10	$10.50	$9.41	$11.29

Total Return*	(13.99	)%(2)	11.00%	9.41%	16.57%	(6.02)%	13.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$33,290		$38,044	$30,293	$27,725	$24,962	$26,516
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.52%	0.51%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.40	%(3)	1.79%	1.76%	2.23%	2.09%	2.06%
Portfolio turnover rate	20	%(2)	15%	53%	7%	23%	38%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

26 | June 30, 2022

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.81		$11.24	$10.63	$9.52	$11.40	$10.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.06		0.17	0.16	0.20	0.20	0.21
Net realized and unrealized gain/(loss) on investments	(1.73)		1.03	0.81	1.33	(0.89)	1.23
Total income/(loss) from investment operations	(1.67)		1.20	0.97	1.53	(0.69)	1.44

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.22)	(0.21)	(0.22)	(0.19)
From net realized gain	–		(0.47)	(0.14)	(0.21)	(0.97)	(0.73)
Total distributions	–		(0.63)	(0.36)	(0.42)	(1.19)	(0.92)
Net increase/(decrease) in net asset value	(1.67)		0.57	0.61	1.11	(1.88)	0.52
Net asset value - end of period	$10.14		$11.81	$11.24	$10.63	$9.52	$11.40

Total Return*	(14.14	)%(2)	10.79%	9.12%	16.26%	(6.23)%	13.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$122,171		$145,119	$149,159	$144,005	$141,770	$168,957
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.77%	0.76%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.14	%(3)	1.45%	1.50%	1.96%	1.82%	1.78%
Portfolio turnover rate	20	%(2)	15%	53%	7%	23%	38%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

27 | June 30, 2022

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.81		$11.69	$11.12	$9.88	$12.15	$11.04
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.22	0.18	0.24	0.24	0.24
Net realized and unrealized gain/(loss) on investments	(2.04)		1.54	0.95	1.74	(1.16)	1.70
Total income/(loss) from investment operations	(1.97)		1.76	1.13	1.98	(0.92)	1.94

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.25)	(0.23)	(0.23)	(0.19)
From net realized gain	–		(0.45)	(0.31)	(0.51)	(1.12)	(0.64)
Total distributions	–		(0.64)	(0.56)	(0.74)	(1.35)	(0.83)
Net increase/(decrease) in net asset value	(1.97)		1.12	0.57	1.24	(2.27)	1.11
Net asset value - end of period	$10.84		$12.81	$11.69	$11.12	$9.88	$12.15

Total Return*	(15.38	)%(2)	15.09%	10.26%	20.14%	(7.85)%	17.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$103,007		$118,634	$101,796	$91,240	$79,625	$87,918
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(3)	0.52%	0.53%	0.53%	0.53%	0.51%
Net expenses after waiver/reimbursements	0.53	%(3)	0.52%	0.53%	0.53%	0.53%	0.51%
Net investment income after waiver/reimbursements	1.26	%(3)	1.74%	1.74%	2.23%	1.98%	1.96%
Portfolio turnover rate	23	%(2)	15%	47%	14%	28%	43%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

28 | June 30, 2022

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.55		$11.46	$10.91	$9.71	$11.96	$10.89
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.06		0.18	0.15	0.21	0.20	0.20
Net realized and unrealized gain/(loss) on investments	(2.01)		1.52	0.93	1.70	(1.13)	1.67
Total income/(loss) from investment operations	(1.95)		1.70	1.08	1.91	(0.93)	1.87

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.22)	(0.20)	(0.20)	(0.16)
From net realized gain	–		(0.45)	(0.31)	(0.51)	(1.12)	(0.64)
Total distributions	–		(0.61)	(0.53)	(0.71)	(1.32)	(0.80)
Net increase/(decrease) in net asset value	(1.95)		1.09	0.55	1.20	(2.25)	1.07
Net asset value - end of period	$10.60		$12.55	$11.46	$10.91	$9.71	$11.96

Total Return*	(15.54	)%(2)	14.88%	10.01%	19.77%	(8.04)%	17.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$114,105		$138,143	$131,873	$135,935	$122,465	$141,266
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(3)	0.77%	0.78%	0.78%	0.78%	0.76%
Net expenses after waiver/reimbursements	0.78	%(3)	0.77%	0.78%	0.78%	0.78%	0.76%
Net investment income after waiver/reimbursements	0.99	%(3)	1.44%	1.45%	1.97%	1.71%	1.71%
Portfolio turnover rate	23	%(2)	15%	47%	14%	28%	43%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

29 | June 30, 2022

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$15.05		$13.13	$12.35	$10.63	$13.03	$11.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.09		0.27	0.20	0.27	0.25	0.23
Net realized and unrealized gain/(loss) on investments	(2.54)		2.16	1.07	2.10	(1.41)	2.11
Total income/(loss) from investment operations	(2.45)		2.43	1.27	2.37	(1.16)	2.34

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.25)	(0.22)	(0.21)	(0.19)
From net realized gain	–		(0.32)	(0.24)	(0.43)	(1.03)	(0.77)
Total distributions	–		(0.51)	(0.49)	(0.65)	(1.24)	(0.96)
Net increase/(decrease) in net asset value	(2.45)		1.92	0.78	1.72	(2.40)	1.38
Net asset value - end of period	$12.60		$15.05	$13.13	$12.35	$10.63	$13.03

Total Return*	(16.28	)%(2)	18.60%	10.34%	22.44%	(9.17)%	20.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$84,886		$97,338	$76,410	$64,894	$49,064	$50,783
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54	%(3)	0.54%	0.55%	0.55%	0.53%	0.54%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.26	%(3)	1.83%	1.75%	2.30%	1.96%	1.81%
Portfolio turnover rate	22	%(2)	18%	45%	17%	32%	43%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

30 | June 30, 2022

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$14.87		$12.98	$12.23	$10.53	$12.91	$11.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.22	0.17	0.24	0.21	0.19
Net realized and unrealized gain/(loss) on investments	(2.51)		2.15	1.04	2.08	(1.38)	2.09
Total income/(loss) from investment operations	(2.44)		2.37	1.21	2.32	(1.17)	2.28

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.22)	(0.19)	(0.18)	(0.16)
From net realized gain	–		(0.32)	(0.24)	(0.43)	(1.03)	(0.77)
Total distributions	–		(0.48)	(0.46)	(0.62)	(1.21)	(0.93)
Net increase/(decrease) in net asset value	(2.44)		1.89	0.75	1.70	(2.38)	1.35
Net asset value - end of period	$12.43		$14.87	$12.98	$12.23	$10.53	$12.91

Total Return*	(16.41	)%(2)	18.33%	9.96%	22.17%	(9.33)%	19.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$50,597		$56,211	$53,243	$51,872	$43,639	$51,147
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79	%(3)	0.79%	0.80%	0.80%	0.78%	0.79%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.05	%(3)	1.50%	1.45%	2.03%	1.66%	1.52%
Portfolio turnover rate	22	%(2)	18%	45%	17%	32%	43%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

31 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	June 30, 2022 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “AMEI” or "Underlying Index").

Portfolio Overview

During the six-month period from January 1, 2022, to June 30, 2022 the Portfolio's Class III delivered a total return of 9.30%. This compares to the Fund’s Underlying Index, which increased 6.76% on a price-return basis and 9.97% on a total-return basis.

During the period, DT Midstream (DTM) was added to the Underlying Index, and NGL Energy Partners (NGL) was removed from the Underlying Index during quarterly rebalancings. BP Midstream Partners (BPMP), Oasis Midstream Partners (OMP), and Phillips 66 Partners (PSXP) were also removed from the Underlying Index in relation to their acquisition by another entity. There were no changes to the Underlying Index methodology during the period.

Exiting the period, dividend trends for AMEI constituents remain positive with many companies raising their payouts as they return excess cash flow to investors. Comparing the first quarter of 2022 with the same quarter of 2021, approximately 77% of the AMEI by weighting grew their dividends based on weightings from the end of April. Approximately 21% of the Underlying Index maintained their payouts (2% of the index does not pay a dividend and the one constituent that cut had a weight of 0.5%). The first quarter of 2022 marked the third straight quarter of no dividend cuts among AMEI constituents.

Positive dividend trends were complemented by strong performance during the six month period. Energy was a bright spot in a challenging equity market as commodity prices remained elevated. Benchmark oil prices in the U.S. gained 40.62% from January 1, 2022 to June 30, 2022, while US natural gas prices were up 45.42% over that same period, as Russia’s invasion of Ukraine has exacerbated tight supply conditions for global energy markets. The fee-based nature of energy infrastructure businesses limits the direct upside from higher commodity prices, but the positive shift in energy sentiment benefitted the space during the period. In June, energy stocks broadly sold off as recession fears and profit taking weighed on the sector. In a recession, oil demand tends to fall, resulting in lower oil prices and weakness in energy stocks. Energy infrastructure performed defensively relative to other energy subsectors in June and would be expected to be more resilient in a recession. We believe the steady cash flows generated from fees represents a clear differentiator from other energy subsectors that are fully exposed to commodity price fluctuations.

While oil and natural gas prices have fallen from their relative highs in early June, as of the end of the six month period, prices remain elevated relative to recent history and are at levels that incentivize production growth from the U.S. and Canada, which could benefit AMEI constituents as it creates more volumes to transport and process. In addition to the macro tailwinds from a stronger energy environment, energy infrastructure companies also benefitted from company-level improvements during the period. Namely, AMEI constituents generated significant free cash flow. This excess cash flow is supporting the dividend increases discussed above and equity repurchases. As of June 30, 2022, 72.27% of the AMEI by weighting had a buyback program in place. Combined, AMEI constituents spent $370 million on buybacks in the first quarter of 2022.

Looking ahead, we believe energy infrastructure can benefit if markets stabilize or provide more defensive energy exposure should volatility continue due to broader headwinds for the global economy. In our opinion, AMEI constituents remain well-positioned for today’s inflationary environment given their real asset exposure and contracts that typically include annual adjustments for inflation.

Ryan Mischker	Andrew Hicks
Co-Portfolio Manager	Co-Portfolio Manager

32 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2022 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2022

				Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/29/22
	Six Months	1 Year	5 Year	(5/01/13)	Gross	Net[1]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	9.52%	6.73%	2.52%	1.88%	0.99%	0.95%
ALPS | Alerian Energy Infrastructure Portfolio - Class III	9.30%	6.30%	2.16%	1.48%	1.34%	1.30%
Alerian Midstream Energy Select Index[2]	9.97%	8.42%	4.02%	3.29%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2022. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2023. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[2]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

The statements and opinions expressed in this commentary are those of the author, are as of the date of this report, are subject to change, and may not reflect the author’s current views. The information, data, and analyses presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, ALPS Advisors, Inc. has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing.

Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Distributor is unaffiliated with VettaFi and the Alerian Index Series.

33 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2022 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2022)

Enbridge, Inc.	10.63%
Enterprise Products Partners LP	8.50%
TC Energy Corp.	7.25%
Energy Transfer LP	6.34%
Cheniere Energy, Inc.	5.63%
The Williams Cos., Inc.	5.40%
Kinder Morgan, Inc.	5.05%
Pembina Pipeline Corp.	4.89%
ONEOK, Inc.	4.87%
Plains GP Holdings LP, Class A	4.86%
Total	63.42%

(1)	% of Net Assets.

(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.

(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2022.

Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2022)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

34 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2022 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 29.44%
Enbridge, Inc.	278,678	$11,768,906
Gibson Energy, Inc.	139,704	2,587,433
Keyera Corp.	209,597	4,787,253
Pembina Pipeline Corp.	153,279	5,418,112
TC Energy Corp.	154,928	8,025,636

Total Canadian Energy Infrastructure Companies
(Cost $31,329,000)		32,587,340

Exchange Traded Fund - 0.08%
Energy Select Sector SPDR® Fund	1,280	91,533

Total Exchange Traded Fund
(Cost $91,542)		91,533

U.S. Energy Infrastructure Companies - 28.68%
Cheniere Energy, Inc.	46,862	6,234,052
DT Midstream, Inc.	92,136	4,516,507
Equitrans Midstream Corp.	438,688	2,790,056
Kinder Morgan, Inc.	333,678	5,592,443
Kinetik Holdings, Inc.	11,487	392,166
Macquarie Infrastructure Holdings LLC	70,478	275,569
ONEOK, Inc.	97,247	5,397,208
Targa Resources Corp.	85,731	5,115,569
Tellurian, Inc. (1)	482,208	1,436,980

Total U.S. Energy Infrastructure Companies
(Cost $31,998,700)		31,750,550

U.S. Energy Infrastructure MLPs - 26.49%
Crestwood Equity Partners LP	24,500	589,960
Energy Transfer LP	702,988	7,015,820
Enterprise Products Partners LP	386,024	9,407,405
Genesis Energy LP	37,497	300,726
Hess Midstream LP, Class A	48,886	1,368,808
Holly Energy Partners LP	15,727	252,104
Magellan Midstream Partners LP	72,676	3,471,006
MPLX LP	125,389	3,655,089
NuStar Energy LP	34,236	479,304
Rattler Midstream LP	35,878	489,735
Shell Midstream Partners LP	42,668	600,339
Western Midstream Partners LP	69,911	1,699,536

Total U.S. Energy Infrastructure MLPs
(Cost $27,248,724)		29,329,832

U.S. General Partners - 15.12%
Antero Midstream Corp.	305,764	2,767,164
EnLink Midstream LLC	307,293	2,611,990
Plains GP Holdings LP, Class A	521,186	5,378,640
Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	191,695	$5,982,801

Total U.S. General Partners
(Cost $15,964,934)		16,740,595

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.14%
State Street Institutional Treasury Plus Money Market Fund	1.446%	158,223	$158,223

Total Short-Term Investments
(Cost $158,223)			158,223

Total Investments - 99.95%
(Total cost $106,791,123)			110,658,073

Other Assets in Excess of Liabilities - 0.05%			54,593

Net Assets - 100.00%			$110,712,666

(1)	Non-income producing security.

See Notes to Financial Statements.

35 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2022 (Unaudited)

ASSETS:

Investments, at value	$110,658,073
Receivable for investments sold	93,657
Receivable for shares sold	210,436
Dividends receivable	231,608
Other assets	4,618
Total Assets	111,198,392

LIABILITIES:

Payable for investments purchased	91,542
Payable for shares redeemed	197,431
Payable to advisor	68,298
Payable for distribution and service fees	48,524
Payable for audit fees	13,763
Payable for trustees' fees	336
Accrued expenses and other liabilities	65,832
Total Liabilities	485,726
Net Assets	$110,712,666

NET ASSETS CONSIST OF:

Paid-in capital	$118,006,870
Total distributable earnings/(deficit)	(7,294,204)
Net Assets	$110,712,666

Investments, at Cost	$106,791,123

PRICING OF SHARES:

Class I:
Net Assets	$3,244,828
Shares of beneficial interest outstanding	335,973
Net assets value, offering and redemption price per share	$9.66

Class III:
Net Assets	$107,467,838
Shares of beneficial interest outstanding	11,148,371
Net assets value, offering and redemption price per share	$9.64

See Notes to Financial Statements.

36 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $140,555)	$3,060,387
Total Investment Income	3,060,387

EXPENSES:
Investment advisor fee	383,530
12b-1 fees:
Class III	133,078
Shareholder servicing fees:
Class I	2,338
Class III	133,078
Custodian fees	11,330
Administration fee	4,120
Legal fees	5,238
Audit fees	10,074
Trustees' fees and expenses	12,631
Report to shareholder fees	5,614
Other expenses	10,470
Total expenses before waiver/reimbursements	711,501
Less fees waived/reimbursed by investment advisor
Class I	(74)
Class III	(2,553)
Total Net Expenses	708,874
Net Investment Income	2,351,513

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	4,992,488
Foreign currency transactions	(5,436)
Net realized gain	4,987,052
Net change in unrealized depreciation on:
Investments	(600,757)
Translation of assets and liabilities denominated in foreign currencies	(931)
Net change in unrealized depreciation	(601,688)
Net Realized and Unrealized Gain on Investments	4,385,364
Net Increase in Net Assets Resulting from Operations	$6,736,877

See Notes to Financial Statements.

37 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
OPERATIONS:

Net investment income	$2,351,513	$4,280,113
Net realized gain	4,987,052	3,842,747
Net change in unrealized appreciation/(depreciation)	(601,688)	12,960,796
Net increase in net assets resulting from operations	6,736,877	21,083,656

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(49,653)
Class III	–	(1,729,051)
Total distributions	–	(1,778,704)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,508,055	1,077,038
Issued to shareholders in reinvestment of distributions	–	49,653
Cost of shares redeemed	(688,800)	(618,387)
Net increase from share transactions	819,255	508,304
Class III
Proceeds from sale of shares	34,102,724	54,341,459
Issued to shareholders in reinvestment of distributions	–	1,729,051
Cost of shares redeemed	(17,979,360)	(42,760,928)
Net increase from share transactions	16,123,364	13,309,582

Net increase in net assets	23,679,496	33,122,838

NET ASSETS:

Beginning of period	87,033,170	53,910,332
End of period	$110,712,666	$87,033,170

OTHER INFORMATION - SHARES:

Class I
Sold	144,932	122,105
Reinvested	–	5,592
Redeemed	(63,414)	(69,687)
Net increase in shares outstanding	81,518	58,010

Class III
Sold	3,350,092	6,161,761
Reinvested	–	194,494
Redeemed	(1,816,212)	(4,806,757)
Net increase in shares outstanding	1,533,880	1,549,498

See Notes to Financial Statements.

38 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.82		$6.51	$8.96	$7.58	$9.55	$9.82
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.23		0.49	0.32	0.34	0.34	0.30
Net realized and unrealized gain/(loss) on investments	0.61		2.02	(2.54)	1.22	(2.10)	(0.35)
Total income/(loss) from investment operations	0.84		2.51	(2.22)	1.56	(1.76)	(0.05)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.23)	(0.18)	(0.21)	(0.22)
Total distributions	–		(0.20)	(0.23)	(0.18)	(0.21)	(0.22)
Net increase/(decrease) in net asset value	0.84		2.31	(2.45)	1.38	(1.97)	(0.27)
Net asset value - end of period	$9.66		$8.82	$6.51	$8.96	$7.58	$9.55

Total Return*	9.52	%(2)	38.46%	(24.97)%	20.74%	(18.58)%	(0.49)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,245		$2,244	$1,280	$1,053	$838	$1,213
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.95	%(3)	0.99%	1.04%	1.02%	0.99%	0.97%
Net expenses after waiver/reimbursements	0.95	%(3)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income after waiver/ reimbursements	4.49	%(3)	5.75%	4.98%	3.82%	3.71%	3.12%
Portfolio turnover rate	19	%(2)	68%	52%	44%	72%	40%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

39 | June 30, 2022

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.82		$6.53	$8.96	$7.57	$9.53	$9.80
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.22		0.48	0.30	0.31	0.30	0.26
Net realized and unrealized gain/(loss) on investments	0.60		1.99	(2.54)	1.23	(2.10)	(0.35)
Total income/(loss) from investment operations	0.82		2.47	(2.24)	1.54	(1.80)	(0.09)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.19)	(0.15)	(0.16)	(0.18)
Total distributions	–		(0.18)	(0.19)	(0.15)	(0.16)	(0.18)
Net increase/(decrease) in net asset value	0.82		2.29	(2.43)	1.39	(1.96)	(0.27)
Net asset value - end of period	$9.64		$8.82	$6.53	$8.96	$7.57	$9.53

Total Return*	9.30	%(2)	37.77%	(25.12)%	20.41%	(18.96)%	(0.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$107,468		$84,789	$52,630	$70,599	$60,893	$85,980
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.30	%(3)	1.34%	1.40%	1.37%	1.34%	1.32%
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/reimbursements	4.27	%(3)	5.54%	4.59%	3.46%	3.37%	2.69%
Portfolio turnover rate	19	%(2)	68%	52%	44%	72%	40%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

40 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview	June 30, 2022 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Global Opportunity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

Semi-Annual Commentary and Outlook

Global equity markets had a difficult first half ending June 30, 2022 following a number of negative issues, some existing and some quite new. Issues from the fourth quarter of 2021 that remained and deepened were supply chain stress and surprisingly strong inflation which propelled interest rates higher. The Federal Reserve Bank’s pace of boosting rates has been a constant fear for the markets.

New issues arose as the omicron strain of Covid-19 dampened economic activity in January and February but subsided by March. The Ukraine invasion boosted energy prices further on top of already high and rising inflation. Also, Covid-19 spikes led to new lockdowns in China which further exacerbated supply chain difficulties. Equity valuations do not like uncertainties when looking ahead. Now we have a plethora of issues to digest.

Larger market capitalization stocks in the U.S. fared better than small stocks in the period. The S&P 500 Index was down 20% and the Russell 2000 Index (more representative of smaller capitalizations) was down 23.5%. The MSCI Europe Index declined 13.4% and the Morningstar Developed Markets Index (net) of large capitalization stocks globally was down 20.8%.

The Fed Funds target rate was raised at three of four meetings in the first half to 1.5% to 1.75% range, up from 0% to 0.25% range. Higher rates and the prospect of several more Fed rate increases pushed the U.S. Dollar Index up 9.4% in the period. The 2-year bond rose from 0.73% at year-end 2021 to close at 2.96% end of June. Likewise, the 5-year bond rose from 1.26% to 3.04%.

Portfolio Review

For the six months ending June 30, 2022, the ALPS/Red Rocks Global Opportunity Portfolio fell by 29.4% compared with the primary benchmark Morningstar Developed Markets Index down 20.8%. The Global Listed Private Equity Index, the Portfolio's secondary benchmark, was off 35.3%. The Portfolio underperformed due to a relatively heavy weighting in financials and no exposure to energy stocks. The U.S. Dollar strength hurt the fund approximately 1.5% versus the primary benchmark. Also, the index is all large market capitalization stocks which outperformed mid and small capitalization companies. The portfolio is approximately 60% large capitalization and 40% mid & small capitalization stocks.

Net contributors to performance included:

●	Berkshire Hathaway Inc. – Class B

●	Compass Diversified Holding 7.875% Pfd B

●	Compass Diversified Holding 7.875% Pfd C

Net detractors to performance included:

●	Partners Group Holding AG

●	KKR & Co, Inc.

●	Harbourvest Global Private Equity, Ltd.

We added 5 names for a total of 7 securities including three preferred stock positions for Compass Diversified. We sold 5 names to end the six month period with 52 holdings.

Outlook

Global stocks and bonds finished 2021 on a tear while ignoring looming risks such as global supply chain imbalances and valuations which assumed only temporary inflation. Equity and bond markets have digested additional risks in an orderly manner without significant liquidity jolts as seen historically. We believe the Federal Reserve would have removed accommodation faster if not for the onset of war and renewed pandemic fears. Otherwise, stocks would have been weaker.

41 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview (continued)	June 30, 2022 (Unaudited)

The deflationary effect from global trade may have reached a turning point. The return of inflation is finally providing an opportunity for governments to begin removing support via extremely low interest rates and fiscal deficits. We believe this is vital for the long-term health of capital markets and efficient price discovery.

We believe stock markets will continue to be volatile for the remainder of 2022 until there is certainty to the interest rate cycle. Forecasts for tightening monetary policy globally has likely been too aggressive. Thus far this cycle has been driven by supply constraints. However, rapid energy price shocks globally and slow growth in China from pandemic lockdowns is beginning to dampen consumer demand. This raises the risk of the Federal Reserve tightening too fast.

We target companies active in mergers and acquisitions (M&A) to strengthen product lines or profit from disposing maturing businesses. We’re optimistic about the portfolio regaining momentum as the M&A environment picks up with the maturing of the interest rate cycle.

We thank you for your confidence.

Andrew Drummond

Portfolio Manager

42 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview (continued)	June 30, 2022 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2022

				Since Inception	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/29/22
	6 Months	1 Year	5 Year	(10/24/14)	Gross	Net[1]
ALPS | Red Rocks Global Opportunity Portfolio - Class I	-29.30%	-22.41%	4.78%	6.92%	1.61%	1.40%
ALPS | Red Rocks Global Opportunity Portfolio - Class III	-29.43%	-22.72%	4.41%	6.56%	1.96%	1.75%
Morningstar Developed Markets Index[2]	-20.84%	-15.41%	7.15%	7.40%
Red Rocks Global Listed Private Equity Index[3]	-35.30%	-30.04%	3.37%	6.45%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2022. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2023. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[2]	The Morningstar Developed Markets Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization. Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

[3]	The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. An investor cannot invest directly in an index.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Red Rocks Global Opportunity Portfolio. The Distributor is affiliated with Red Rocks Capital.

43 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Performance Overview (continued)	June 30, 2022 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2022)

HarbourVest Global Private Equity, Ltd.	4.69%
Blackstone, Inc., Class A	4.43%
FS KKR Capital Corp.	4.07%
KKR & Co., Inc., Class A	4.02%
Brederode SA	3.94%
HgCapital Trust PLC	3.41%
Partners Group Holding AG	3.24%
3i Group PLC	3.19%
Thermo Fisher Scientific, Inc.	3.04%
Chemed Corp.	2.92%
Total	36.95%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2022.

Country Allocation(1)(2)

Growth of $10,000 (as of June 30, 2022)

ALPS | Red Rocks Global Opportunity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

44 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Schedule of Investments	As of June 30, 2022 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 19.16%
Financials - 19.16%
Aberdeen Private Equity Opportunities Trust PLC	85,300	$483,874
Apax Global Alpha, Ltd. (1)(2)	118,500	251,372
HarbourVest Global Private Equity, Ltd. (3)	44,400	1,137,994
HBM Healthcare Investments AG, Class A	1,980	550,129
HgCapital Trust PLC	205,000	827,106
ICG Enterprise Trust PLC	30,700	403,677
Oakley Capital Investments, Ltd.	73,500	344,466
Pantheon International PLC Fund (3)	149,000	444,344
Princess Private Equity Holding, Ltd.	16,500	209,802

Total Financials		4,652,764

Total Closed-End Funds
(Cost $4,092,083)		4,652,764

Common Stocks - 75.90%
Communication Services - 5.13%
IAC/InterActiveCorp (3)	3,400	258,298
Liberty Broadband Corp., Class C (3)	4,400	508,816
Liberty SiriusXM, Class A (3)	13,300	479,332

Total Communication Services		1,246,446

Consumer Discretionary - 3.42%
Entain PLC (3)	17,700	269,353
Kindred Group PLC	28,500	237,179
Wesfarmers, Ltd.	11,200	323,949

Total Consumer Discretionary		830,481

Consumer Staples - 3.28%
Costco Wholesale Corp.	1,310	627,857
Schouw & Co. A/S	2,400	167,818

Total Consumer Staples		795,675

Financials - 49.82%
3i Group PLC	57,200	775,279
Altamir	13,831	356,124
Apollo Global Management, Inc., Class A	6,700	324,816
Ares Management LP, Class A	6,900	392,334
Berkshire Hathaway, Inc., Class B (3)	1,500	409,530
Blackstone, Inc., Class A	11,800	1,076,513
Brederode SA	10,189	957,795
Brookfield Asset Management, Inc., Class A	10,299	457,997
Cannae Holdings, Inc. (3)	20,000	386,800

See Notes to Financial Statements.

Security Description	Shares	Value
Carlyle Group, Inc.	14,800	$468,568
Carlyle Secured Lending, Inc.	24,300	308,610
Clairvest Group, Inc.	4,200	212,121
Eurazeo SE	5,000	310,622
FS KKR Capital Corp.	50,900	988,478
Intermediate Capital Group PLC	31,300	500,411
Investor AB, B Shares, Class B	34,000	560,720
KKR & Co., Inc., Class A	21,100	976,719
Mutares SE & Co. KGaA	12,100	209,814
Owl Rock Capital Corp.	26,300	324,279
Partners Group Holding AG	870	785,694
Peugeot Invest	3,532	320,606
Ratos AB, B Shares	98,000	418,265
StepStone Group, Inc., Class A	9,300	242,079
SVB Financial Group (3)	845	333,767

Total Financials		12,097,941

Health Care -8.83%
Chemed Corp.	1,510	708,779
Danaher Corp.	1,875	475,350
Stryker Corp.	1,110	220,812
Thermo Fisher Scientific, Inc.	1,360	738,861

Total Health Care		2,143,802

Information Technology - 5.42%
Constellation Software, Inc.	320	475,045
Fidelity National Information Services, Inc.	5,225	478,976
Mastercard, Inc., Class A	1,150	362,802

Total Information Technology		1,316,823

Total Common Stocks
(Cost $19,048,026)		18,431,168

Preferred Stock - 2.03%
Financials -2.03%
Compass Diversified Holdings, Series A, 7.25%(4)	783	19,520
Compass Diversified Holdings, Series B, 7.88%(4)	2,229	58,266
Compass Diversified Holdings, Series C, 7.88%(4)	9,800	248,477
KKR Group Finance Co. IX LLC , 4.625%(4)	8,900	165,985

Total Financials		492,248

Total Preferred Stock
(Cost $490,017)		492,248

45 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Schedule of Investments (continued)	As of June 30, 2022 (Unaudited)

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.75%
State Street Institutional Treasury Plus Money Market Fund	1.446%	911,653	$911,653

Total Short-Term Investments
(Cost $911,653)			911,653

Total Investments - 100.84%
(Total cost $24,541,779)			24,487,833

Liabilities in Excess of Other Assets - (0.84)%			(204,090)

Net Assets - 100.00%			$24,283,743

(1)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2022, the aggregate value of those securities was $251,372, which represents 1.04% of net assets

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $251,372, representing 1.04% of net assets.

(3)	Non-income producing security.

(4)	Perpetual Maturity.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2022	Fund Delivering	U.S. $ Value at June 30, 2022	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	7/29/2022	USD	85,246	GBP	85,660	$414
						$414

See Notes to Financial Statements.

46 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Statement of Assets and Liabilities	As of June 30, 2022 (Unaudited)

ASSETS:

Investments, at value	$24,487,833
Cash	1,226
Unrealized appreciation on forward foreign currency contracts	414
Receivable for investments sold	40,962
Receivable for shares sold	12,729
Dividends receivable	130,326
Other assets	1,048
Total Assets	24,674,538

LIABILITIES:

Payable for shares redeemed	292,551
Payable to advisor	12,539
Payable for distribution and service fees	10,499
Payable for audit fees	16,175
Payable for trustees' fees	128
Accrued expenses and other liabilities	58,903
Total Liabilities	390,795
Net Assets	$24,283,743

NET ASSETS CONSIST OF:

Paid-in capital	$23,006,555
Total distributable earnings	1,277,188
Net Assets	$24,283,743

Investments, at Cost	$24,541,779

PRICING OF SHARES:

Class I:
Net Assets	$376,525
Shares of beneficial interest outstanding	32,242
Net assets value, offering and redemption price per share	$11.68

Class III:
Net Assets	$23,907,218
Shares of beneficial interest outstanding	1,946,496
Net assets value, offering and redemption price per share	$12.28

See Notes to Financial Statements.

47 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Statement of Operations	For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $18,480)	$382,310
Total Investment Income	382,310

EXPENSES:
Investment advisor fee	134,155
12b-1 fees:
Class III	36,732
Shareholder servicing fees:
Class I	320
Class III	36,732
Custodian fees	7,521
Administration fee	5,675
Legal fees	1,814
Audit fees	10,862
Trustees' fees and expenses	4,900
Report to shareholder fees	5,140
Other expenses	9,612
Total expenses before waiver/reimbursements	253,463
Less fees waived/reimbursed by investment advisor
Class I	(554)
Class III	(38,139)
Total Net Expenses	214,770
Net Investment Income	167,540

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	931,373
Forward foreign currency contracts	1,317
Foreign currency transactions	1,934
Net realized gain	934,624
Net change in unrealized depreciation on:
Investments	(11,480,741)
Forward foreign currency contracts	414
Translation of assets and liabilities denominated in foreign currencies	(2,726)
Net change in unrealized depreciation	(11,483,053)
Net Realized and Unrealized Loss on Investments	(10,548,429)
Net Decrease in Net Assets Resulting from Operations	$(10,380,889)

See Notes to Financial Statements.

48 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
OPERATIONS:

Net investment income/(loss)	$167,540	$(91)
Net realized gain	934,624	3,474,943
Long-term capital gain distributions from other investment companies	–	286,667
Net change in unrealized appreciation/(depreciation)	(11,483,053)	3,398,062
Net increase/(decrease) in net assets resulting from operations	(10,380,889)	7,159,581

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(21,666)
Class III	–	(1,443,418)
Total distributions	–	(1,465,084)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	76,866	75,906
Issued to shareholders in reinvestment of distributions	–	21,666
Cost of shares redeemed	(30,588)	(123,807)
Net increase/(decrease) from share transactions	46,278	(26,235)
Class III
Proceeds from sale of shares	3,786,304	5,289,240
Issued to shareholders in reinvestment of distributions	–	1,443,418
Cost of shares redeemed	(5,193,354)	(7,369,944)
Net decrease from share transactions	(1,407,050)	(637,286)

Net increase/(decrease) in net assets	(11,741,661)	5,030,976

NET ASSETS:

Beginning of period	36,025,404	30,994,428
End of period	$24,283,743	$36,025,404

OTHER INFORMATION - SHARES:

Class I
Sold	5,625	4,651
Reinvested	–	1,345
Redeemed	(2,074)	(8,356)
Net increase/(decrease) in shares outstanding	3,551	(2,360)

Class III
Sold	263,251	319,629
Reinvested	–	85,007
Redeemed	(359,513)	(448,602)
Net decrease in shares outstanding	(96,262)	(43,966)

See Notes to Financial Statements.

49 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020 (1)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$16.52		$13.92	$14.65	$10.56	$12.90	$10.60
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.11		0.05 (3)	0.14	0.28	0.18	0.23
Net realized and unrealized gain/(loss) on investments	(4.95)		3.34	1.17	3.97	(1.74)	2.45
Total income/(loss) from investment operations	(4.84)		3.39	1.31	4.25	(1.56)	2.68

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.79)	(1.79)	–	(0.74)	(0.38)
From net realized gain	–		–	(0.25)	(0.16)	(0.04)	–
Total distributions	–		(0.79)	(2.04)	(0.16)	(0.78)	(0.38)
Net increase/(decrease) in net asset value	(4.84)		2.60	(0.73)	4.09	(2.34)	2.30
Net asset value - end of period	$11.68		$16.52	$13.92	$14.65	$10.56	$12.90

Total Return*	(29.30	)%(4)	24.48%	9.57%	40.34%	(12.22)%	25.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$377		$474	$432	$409	$276	$222
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.36	%(5)	1.31%	1.35%	1.34%	1.32%	1.49%
Net expenses after waiver/reimbursements	1.10	%(5)	1.10%	1.10%	1.08%	1.10%	1.10%
Net investment income after waiver/reimbursements	1.60	%(5)	0.32%	1.04%	2.21%	1.43%	1.84%
Portfolio turnover rate	16	%(4)	38%	59%	36%	20%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.

50 | June 30, 2022

ALPS | Red Rocks Global Opportunity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020 (1)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$17.40		$14.65		$15.31	$11.07	$13.50	$11.06
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		(0.00	)(3)	0.09	0.25	0.12	0.23
Net realized and unrealized gain/(loss) on investments	(5.20)		3.49		1.23	4.15	(1.79)	2.53
Total income/(loss) from investment operations	(5.12)		3.49		1.32	4.40	(1.67)	2.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.74)		(1.73)	–	(0.72)	(0.32)
From net realized gain	–		–		(0.25)	(0.16)	(0.04)	–
Total distributions	–		(0.74)		(1.98)	(0.16)	(0.76)	(0.32)
Net increase/(decrease) in net asset value	(5.12)		2.75		(0.66)	4.24	(2.43)	2.44
Net asset value - end of period	$12.28		$17.40		$14.65	$15.31	$11.07	$13.50

Total Return*	(29.43	)%(4)	23.93%		9.25%	39.84%	(12.53)%	24.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$23,907		$35,551		$30,562	$33,631	$22,339	$21,535
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.71	%(5)	1.66%		1.69%	1.71%	1.67%	1.85%
Net expenses after waiver/reimbursements	1.45	%(5)	1.45%		1.45%	1.45%	1.45%	1.45%
Net investment income after waiver/reimbursements	1.14	%(5)	0.00	%(6)	0.67%	1.86%	0.93%	1.81%
Portfolio turnover rate	16	%(4)	38%		59%	36%	20%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Less than (0.005%) per share.

See Notes to Financial Statements.

51 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS | Red Rocks Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

52 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

53 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2022:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,205,132	$–	$–	$32,205,132
Short-Term Investments	376,505	–	–	376,505
Total	$32,581,637	$–	$–	$32,581,637

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,754,690	$–	$–	$56,754,690
Short-Term Investments	239,296	–	–	239,296
Total	$56,993,986	$–	$–	$56,993,986

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$154,142,904	$–	$–	$154,142,904
Short-Term Investments	1,488,891	–	–	1,488,891
Total	$155,631,795	$–	$–	$155,631,795

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$217,675,978	$–	$–	$217,675,978
Total	$217,675,978	$–	$–	$217,675,978

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$135,639,168	$–	$–	$135,639,168
Total	$135,639,168	$–	$–	$135,639,168

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$32,587,340	$–	$–	$32,587,340
Exchange Traded Fund	91,533	–	–	91,533
U.S. Energy Infrastructure Companies	31,750,550	–	–	31,750,550
U.S. Energy Infrastructure MLPs	29,329,832	–	–	29,329,832
U.S. General Partners	16,740,595	–	–	16,740,595
Short-Term Investments	158,223	–	–	158,223
Total	$110,658,073	$–	$–	$110,658,073

54 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

ALPS | Red Rocks Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$828,340	$3,824,424	$–	$4,652,764
Common Stocks	12,593,663	5,837,505	–	18,431,168
Preferred Stock	492,248	–	–	492,248
Short-Term Investments	911,653	–	–	911,653
Total	$14,825,904	$9,661,929	$–	$24,487,833

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward foreign currency contracts	$–	$414	$–	$414
TOTAL	$–	$414	$–	$414

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value and there were no transfers into or out of Level 3 during the six months ended June 30, 2022.

For liabilities arising from overdrafts in the custody account, the carrying amount reported in the Statements of Assets and Liabilities approximates fair value due to the relatively short-term maturity of these financial instruments. As of June 30, 2022, the liability related to custody overdrafts in the Morningstar Growth ETF Asset Allocation Portfolio and the Morningstar Aggressive Growth ETF Asset Allocation Portfolio is based on level 2 inputs.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2022, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

55 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Forward Foreign Currency Contracts: The ALPS | Red Rocks Global Opportunity Portfolio engaged in currency transactions with counterparties during the six months ended June 30, 2022 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

56 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

The table below is a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair values of forward foreign currency contracts on the Statements of Assets and Liabilities and the Statement of Operations as of June 30, 2022:

Risk Exposure	Location	Fair Value	Location	Fair Value
ALPS | Red Rocks Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$414	Unrealized depreciation on forward foreign currency contracts	—
Total		$414		$—

Risk Exposure	Location	Realized Gain/(Loss) on Derivatives	Location	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS | Red Rocks Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized gain/(loss) on forward foreign currency contracts	1,317	Change in unrealized appreciation/(depreciation) on forward foreign currency contracts	414
Total		$1,317		$414

The forward foreign currency contracts average volume for the ALPS | Red Rocks Global Opportunity Portfolio during the six months ended June 30, 2022 was $85,246.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022.

The tax character of the distributions paid during the year ended December 31, 2021 was as follows:

2021	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$557,891	$934,763	$1,492,654
Morningstar Income and Growth ETF Asset Allocation Portfolio	980,996	2,081,713	3,062,709
Morningstar Balanced ETF Asset Allocation Portfolio	2,483,015	6,948,139	9,431,154
Morningstar Growth ETF Asset Allocation Portfolio	3,290,973	8,745,990	12,036,963
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,799,157	3,171,863	4,971,020
ALPS | Alerian Energy Infrastructure Portfolio	1,778,704	–	1,778,704
ALPS | Red Rocks Global Opportunity Portfolio	1,465,084	–	1,465,084

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2021, the following amounts are available as carry forwards to the next tax year:

Portfolio	Short-Term	Long-Term
ALPS | Alerian Energy Infrastructure Portfolio	$1,605,959	$–

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Funds are not electing to defer such losses.

57 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

As of June 30, 2022, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$35,737,563	$–	$(3,155,926)	$(3,155,926)
Morningstar Income and Growth ETF Asset Allocation Portfolio	57,956,455	3,048,923	(4,011,392)	(962,469)
Morningstar Balanced ETF Asset Allocation Portfolio	152,607,694	13,814,074	(10,789,973)	3,024,101
Morningstar Growth ETF Asset Allocation Portfolio	204,659,501	24,142,168	(11,125,691)	13,016,477
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	126,915,626	15,115,515	(6,391,973)	8,723,542
ALPS | Alerian Energy Infrastructure Portfolio	118,469,482	–	(7,811,409)	(7,811,409)
ALPS | Red Rocks Global Opportunity Portfolio	24,598,094	3,095,217	(3,204,252)	(109,035)

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and partnerships.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2022, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$17,316,567	$16,447,560
Morningstar Income and Growth ETF Asset Allocation Portfolio	13,051,755	16,796,794
Morningstar Balanced ETF Asset Allocation Portfolio	34,717,758	36,459,144
Morningstar Growth ETF Asset Allocation Portfolio	57,703,976	55,847,360
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	40,833,075	32,522,062
ALPS | Alerian Energy Infrastructure Portfolio	39,110,352	20,005,962
ALPS | Red Rocks Global Opportunity Portfolio	4,810,110	5,615,499

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
ALPS | Red Rocks Global Opportunity Portfolio	Red Rocks Capital LLC(a)

(a)	Red Rocks Capital LLC is a subsidiary of ALPS Advisors, Inc.

58 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Global Opportunity Portfolio	First $200 Million	0.57%
	$200 Million - $500 Million	0.52%
	Over $500 Million	0.47%

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2022, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS | Red Rocks Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

59 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2023
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2023
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2023
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2023
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2023
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2023
ALPS | Red Rocks Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2023

The Adviser and Sub-Advisers of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

At June 30, 2022, the available recoupable balances are as follows:

Portfolio	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$14,071	$33,797	$44,882	$22,814	$115,564
Morningstar Income and Growth ETF Asset Allocation Portfolio	10,155	23,676	21,180	11,536	66,547
Morningstar Balanced ETF Asset Allocation Portfolio	–	–	–	3,725	3,725
Morningstar Growth ETF Asset Allocation Portfolio	–	–	–	934	934
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	5,254	21,874	10,420	6,396	43,944
ALPS | Alerian Energy Infrastructure Portfolio	26,817	51,249	27,572	2,627	108,265
ALPS | Red Rocks Global Opportunity Portfolio	36,586	71,340	70,945	38,693	217,564

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) transmitting shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES FEES

As of June 30, 2022, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $30,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board and Audit Committee Chairman receives an additional annual retainer of $15,000 and $5,000, respectively. Trustees’ fees and expenses accrued by the Portfolios for the six months ended June 30, 2022, are reported on the Statements of Operations.

60 | June 30, 2022

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2022 (Unaudited)

8. RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the six months ended June 30, 2022, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2022 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$(1,858,870)	$18,610	$4,621
Morningstar Income and Growth ETF Asset Allocation Portfolio	(2,663,657)	26,907	6,682
Morningstar Balanced ETF Asset Allocation Portfolio	(674,446)	1,791,081	138,059
Morningstar Growth ETF Asset Allocation Portfolio	(2,160,498)	2,254,620	58,607
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	–	3,266,253	(66,115)

9. CHANGE IN AUDITOR

Effective as of the close of business on March 31, 2022, Deloitte & Touche LLP (“Deloitte”) resigned as the independent registered public accounting firm for the Portfolios. The report of Deloitte on the Funds’ financial statements as of and for the fiscal years ended December 31, 2021 and December 31, 2020 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the Portfolios’ fiscal years ended December 31, 2021 and December 31, 2020, and through March 31, 2022, there were no disagreements between the Portfolios and Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Portfolios for such year or period. During the Portfolios’ fiscal years ended December 31, 2021 and December 31, 2020, there were no “reportable events” (as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

During each Portfolio’s fiscal year ended December 31, 2021 and December 31, 2020, and the subsequent interim period through March 31, 2022, neither the Portfolios, nor anyone on their behalf, consulted with Deloitte, on behalf of the Portfolios, regarding any matter that was either the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the instructions thereto, or a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Exchange Act.

On June 1, 2022, upon the recommendation of the Portfolios’ Audit Committee, the Board of Trustees of the Portfolios approved the engagement of Cohen & Company, Ltd. (“Cohen”) as the independent registered public accounting firm for each Portfolio for the fiscal year ending December 31, 2022. The Board and its Audit Committee considered the engagement of Cohen in connection with the resignation of the Portfolios’ former independent registered accounting firm on March 31, 2022.

61 | June 30, 2022

ALPS Variable Investment Trust

Additional Information	June 30, 2022 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios are required to disclose, after their first and third fiscal quarters, the complete schedule of each Portfolio’s holdings with the SEC as an exhibit to its report on Form N-PORT. N-PORT reports will be available on the Commission’s website at www.sec.gov. The Portfolios’ N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-432-2926 or by writing to ALPS Variable Investment Trust at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

62 | June 30, 2022

ALPS Variable Investment Trust

Additional Information	June 30, 2022 (Unaudited)

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

63 | June 30, 2022

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2022 (Unaudited)

At a meeting on June 2, 2022, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) and the Investment Sub-Advisory Agreement with Morningstar Investment Management LLC (“Morningstar” or the “Sub-Adviser”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each Morningstar Portfolio.

MORNINGSTAR PORTFOLIOS

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to each Portfolio and the sub-advisory agreement with respect to the Morningstar Portfolios (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Trustees received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the Portfolios’ investment adviser and the Sub-Adviser as the relevant Portfolio’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar, the Trustees, including the Independent Trustees, considered the following factors with respect to the Morningstar Portfolios:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, including investment sub-adviser selection, evaluation, and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current AAI personnel responsible for evaluating and monitoring each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure of AAI and Morningstar. Finally, the Board considered the Board’s and the Trust’s association with the current advisory oversight personnel employed by AAI, the relationships those AAI personnel maintain with Morningstar, and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that AAI and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively.

Investment Performance

The Board reviewed the performance of each Morningstar Portfolio as of February 28, 2022, over the three-month, one-year, three-year, five-year, ten-year, and since inception periods. The Board considered information from an independent research provider (the “Data Provider”) regarding the performance of each Morningstar Portfolio relative to its performance peer group and universe. The Board also received and considered the quarterly commentaries from AAI and Morningstar regarding the performance of each Morningstar Portfolio.

64 | June 30, 2022

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2022 (Unaudited)

The Board noted that as of February 28, 2022:

(i) each class of the Morningstar Conservative Portfolio outperformed relative to its peer group and universe medians over the three-month period, and underperformed relative to its peer group and universe medians for each other period;

(ii) with respect to the Morningstar Income and Growth Portfolio, each class of the Portfolio outperformed relative to its peer group and universe median over the three-month period and Class II outperformed its peer group median over the five-year period and had performance equal to the peer group median over the three-year period. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

(iii) with respect to the Morningstar Balanced Portfolio, each class of the Portfolio outperformed its peer group and universe medians over the three-month, one-year, and since inception periods and had performance equal to its peer group median over the five-year period; Class II of the Portfolio outperformed its peer group median over the three-year period and had performance equal to its peer group median over the and since inception periods; and Class I of the Portfolio had performance equal to its peer group median for the three year period. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

(iv) for the Morningstar Growth Portfolio, Class II of the Portfolio outperformed relative to its peer group and universe median over the three-month, three-year, and five-year periods, outperformed its universe median for the one-year period, and had performance equal to the universe median for the since inception period; and Class I outperformed its peer group median over the three-month and one-year periods and had performance equal to the peer group and universe medians for the since inception period. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

(v) with respect to the Morningstar Aggressive Portfolio, each class of the Portfolio outperformed relative to its peer group and universe median over the three month, one-year, three-year, and ten-year periods; and Class II outperformed its peer group and universe medians over the five-year period and had performance equal to the universe median for the since inception period; Class I outperformed its universe median over the five-year period and had performance equal to its peer group and universe medians for the since inception period. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to AAI and the fees paid by AAI to Morningstar. The Board took note of the fact that Morningstar is paid by AAI and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) Morningstar’s stated fee schedule and fee range for its sub-advisory clients. In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Morningstar Portfolios.

The Board noted that each Morningstar Portfolio's contractual advisory fees were higher than but within an acceptable range when compared with the median of the contractual advisory fees charged to similar open-end funds in the peer group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for certain Morningstar Portfolios. With respect to the Morningstar Portfolios’ total net expense ratios, the Board noted that the Data Provider report included comparisons of the Morningstar Portfolios’ total next expense ratios both with acquired fund fees and expenses (“AFFE”) and excluding AFFE. The Board noted that when AFFE is excluded each Morningstar Portfolio’s total net expense ratio was higher than the peer group and universe medians, but that when AFFE is included, the Morningstar Portfolios’ rankings are generally more favorable. The Board concluded that both the (i) contractual advisory fees payable by each Morningstar Portfolio to AAI and the fees payable by AAI to Morningstar; and (ii) total net expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Profitability and Costs of Services to Investment Advisers

The Board reviewed the profitability analyses provided by both AAI and Morningstar. The Board considered the profitability to AAI of its overall relationship with the Morningstar Portfolios, which included fees payable to AAI for investment advisory services. The Board concluded that the profits attributable to the services provided by AAI to each Morningstar Portfolio were not excessive.

65 | June 30, 2022

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2022 (Unaudited)

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by AAI for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, to the extent additional economies of scale could be realized as the assets of each Morningstar Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered AAI’s and Morningstar’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to AAI or Morningstar in connection with their relationship with the Morningstar Portfolios.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Morningstar’s compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

ALERIAN PORTFOLIO

At a meeting on June 2, 2022, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Alerian Portfolio.

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to the Portfolio (the “Advisory Agreement”), legal counsel to the Independent Trustees requested certain information from AAI. In response to these requests, the Trustees received reports from AAI that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and discussed the services the firm provided pursuant to the Advisory Agreement, as well as the information provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew and approve the Advisory Agreement.

In approving AAI as the Portfolios’ investment adviser, and the fees to be charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Alerian Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Alerian Portfolio. The Board reviewed the background and experience of the current AAI personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure of AAI. Finally, the Trustees considered the Board’s and the Trust’s association with the current advisory personnel employed by AAI and the relationships those AAI personnel maintain with the index provider to the Alerian Portfolio.

66 | June 30, 2022

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2022 (Unaudited)

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent, and that AAI would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively.

Investment Performance

The Board reviewed the performance of the Alerian Portfolio for the three-month, one-year, three-year, five-year, and since inception periods ended February 28, 2022. The Board considered information from an independent research provider regarding the performance of the Alerian Portfolio relative to its performance peer group and universe. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the performance of the Alerian Portfolio, for both share classes, outperformed its peer group and universe medians for the three-year, five-year, and since inception periods ended February 28, 2022. Each class of the Portfolio underperformed relative to its peer group or universe median during each other period.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to AAI under the Investment Advisory Agreement. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses, (ii) the fees charged by AAI to other comparable client accounts, and (iii) the asset size of the Alerian Portfolio relative to its peers. Further, the Board also considered the differences in the level of services provided by AAI to the Alerian Portfolio and to other comparable accounts. In connection with the foregoing, the Board noted, for example, AAI’s statements regarding differences in operational structures of mutual funds with similar strategies.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees payable by the Alerian Portfolio.

The Board noted that, for both classes, the Alerian Portfolio’s contractual advisory fee and total net expenses were lower than the peer group and universe medians as of February 28, 2022. The Board concluded that both the (i) contractual advisory fees payable by the Alerian Portfolio to AAI and (ii) total net expenses borne by the Alerian Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis provided by AAI. The Board considered whether the provision of services by AAI to the Alerian Portfolio was profitable to AAI. In light of the foregoing, the Board concluded that the profits attributable to the services provided by AAI to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Alerian Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

67 | June 30, 2022

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2022 (Unaudited)

RED ROCKS PORTFOLIO

At a meeting on June 2, 2022, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) and the Sub-Advisory Agreement with Red Rock Capital LLC (“Red Rocks” or the “Sub-Adviser”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Red Rocks Portfolio.

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to the Portfolio and the sub-advisory agreement with respect to the Red Rocks Portfolio (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Trustees received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the Portfolio’s investment adviser and the Sub-Adviser as the Portfolio’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Red Rocks, the Trustees, including the Independent Trustees, considered the following factors with respect to the Red Rocks Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI and Red Rocks, in light of the investment objective of the Red Rocks Portfolio. The Board also considered the Red Rocks Portfolio team’s demonstrated consistency in investment approach for the Portfolio. The Board reviewed: (i) the background and experience of the current AAI personnel responsible for the evaluation and monitoring for the Red Rocks Portfolio; and (ii) the portfolio management personnel of Red Rocks responsible for managing the investments of the Red Rocks Portfolio. The Board also considered the compliance structures of AAI and Red Rocks.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Red Rocks to the Red Rocks Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and Sub-Advisory Agreement respectively, and that the Red Rocks Portfolio and its shareholders were likely to benefit from services provided under those agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by each of AAI and Red Rocks had been consistent and that each investment adviser would have sufficient personnel, with the appropriate education and experience, to serve the Red Rocks Portfolio effectively.

Investment Performance

The Board reviewed the performance of the Red Rocks Portfolio for the three-month, one-year, three-year, five-year, and since inception periods ended February 28, 2022. The Board considered information from an independent research provider regarding the performance of the Red Rocks Portfolio relative to its performance peer group and universe. The Board considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Red Rocks Portfolio.

The Board noted that, as of February 28, 2022, Class I of the Portfolio outperformed its peer group median over the one-year, three-year, five-year and since inception periods, outperformed its universe over the three-month period, and had performance equal to the peer group median for the three month period; and Class III outperformed its peer group median over each period.

68 | June 30, 2022

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2022 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Red Rocks Portfolio to AAI and the fees paid by AAI to Red Rocks under the agreements. The Board took note of the fact that Red Rocks is paid by AAI and not directly by the Red Rocks Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Red Rocks Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Red Rocks and AAI to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s and Red Rocks’ other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory and sub-advisory fees payable by the Red Rocks Portfolio.

The Board noted that, as of February 28, 2022, the Red Rocks Portfolio’s contractual advisory fee and total net expenses for Portfolio Class I shares were equal to its peer group and universe medians; and the contractual advisory fee and total net expenses for Class III were higher than the peer group and universe medians. The Board concluded that both the (i) contractual advisory fees payable by the Red Rocks Portfolio to AAI and (ii) total net expenses borne by the Red Rocks Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed a combined profitability analysis prepared by AAI for AAI and Red Rocks, and as part of its consideration of profitability, took note of the fact that Red Rocks is a wholly-owned subsidiary of AAI. The Board considered whether the provision of services by AAI to the Red Rocks Portfolio was profitable to AAI. The Board concluded that the profits, if any, attributable to the services provided by AAI to the Red Rocks Portfolio were not excessive, and that in light of the foregoing (including AAI’s ownership of Red Rocks), the Board concluded that the profits, if any, attributable to the services provided by Red Rocks to the Red Rocks Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and Red Rocks, and bearing in mind the asset size of the Red Rocks Portfolio, concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI or Red Rocks might receive in connection with its association with the Red Rocks Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI or Red Rocks in connection with their relationship with the Red Rocks Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Red Rocks’ compensation for investment sub-advisory services are consistent with the best interests of the Red Rocks Portfolio and its shareholders.

69 | June 30, 2022

ALPS Variable Investment Trust

Liquidity Risk Management Program	June 30, 2022 (Unaudited)

The Trust has adopted and implemented a liquidity risk management program (the “Program”), as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each Portfolio. The Program is overseen by the Liquidity Committee (the “Committee”), which is comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Board has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of the Portfolio’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 2, 2022, the Committee provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period January 1, 2021 through December 31, 2021 (“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that the Trust’s investment strategies continue to be appropriate given the Trust’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in the Trust, including liquidity risks presented by the Trust’s investment portfolio, is found in the Trust’s Prospectus and Statement of Additional Information.

70 | June 30, 2022

Intentionally Left Blank

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable to Registrant.

(a)(4)	Letter from Deloitte & Touche, LLP.

(i) Effective as of the close of business on March 31, 2022, Deloitte & Touche LLP (“Deloitte”) resigned as the independent registered public accounting firm for the Portfolios. The report of Deloitte on the Portfolios’ financial statements as of and for the fiscal years or periods ended December 31, 2021 and December 31, 2020 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the Portfolios’ fiscal year or period ended December 31, 2021 and December 31, 2020, and through March 31, 2022, there were no disagreements between the Portfolios and Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Portfolios for such year or period. During the Portfolios’ fiscal years or periods ended December 31, 2021 and December 31, 2020, there were no “reportable events” (as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

During each Portfolio’s fiscal year or period ended December 31, 2021 and December 31, 2020, and the subsequent interim period through March 31, 2022, neither the Portfolios, nor anyone on their behalf, consulted with Deloitte, on behalf of the Portfolios, regarding any matter that was either the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the instructions thereto, or a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Exchange Act.

On June 1, 2022, upon the recommendation of the Portfolios’ Audit Committee, the Board of Trustees of the Portfolios approved the engagement of Cohen & Company, Ltd. (“Cohen”) as the independent registered public accounting firm for each Portfolio for the fiscal year ending December 31, 2022. The Board and its Audit Committee considered the engagement of Cohen in connection with the resignation of the Portfolios’ former independent registered accounting firm on March 31, 2022.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Executive Officer)
President

Date:	August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Executive Officer)
President

Date:	August 31, 2022

By:	/s/ Erich Rettinger
Erich Rettinger (Principal Financial Officer)
Treasurer

Date:	August 31, 2022